                                       IMPORTANT NOTICE
                                       REGARDING DELIVERY OF
                                       SHAREHOLDER DOCUMENTS

                                       SCHWAB
                                       MARKETMANAGER
                                       PORTFOLIOS(R)

                                       April 30, 2001

                                       Semiannual Report enclosed


                                       GROWTH PORTFOLIO


                                       BALANCED PORTFOLIO


                                       SMALL CAP PORTFOLIO


                                       INTERNATIONAL PORTFOLIO


                                                           [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS


The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or
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intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.


ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at www.schwab.com/schwabfunds.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 800-515-2157, or your investment manager.

ALL OTHER CLIENTS
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Your instructions that householding not apply to your accounts holding
SchwabFunds will be effective within 30 days of receipt by Schwab.

SCHWAB

MARKETMANAGER PORTFOLIOS(R)


                                       April 30, 2001

                                       SEMIANNUAL REPORT


                                       GROWTH PORTFOLIO


                                       BALANCED PORTFOLIO


                                       SMALL CAP PORTFOLIO


                                       INTERNATIONAL PORTFOLIO


                                                           [PHOTO OF MEETING]
                                                           [CHARLES SCHWAB LOGO]

SCHWAB

MARKETMANAGER PORTFOLIOS(R)

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder:

Over the six months covered in this report, stock markets were very volatile, with most stocks losing ground. We did notice a slight rebound towards the end of April, although it's hard to be certain whether it signifies a larger trend.

In this uncertain environment, we suggest sticking to the fundamentals of investing. These include using asset allocation -- adequately diversifying your investments both among and within stocks, bonds and cash -- and maintaining a regular investing program.

By investing with SchwabFunds(R), you've already taken an important step. Our spectrum of 44 mutual funds is designed to help you meet your future goals. Whatever the market environment, the path to investment success involves keeping these goals in mind.

Thank you for choosing SchwabFunds.


Sincerely,


/s/ Charles Schwab

Charles Schwab


SEMIANNUAL REPORT

November 1, 2000 - April 30, 2001

     1   Market Overview

     5   Growth Portfolio

         During the report period, market leadership noticeably shifted from growth to value.

     8   Balanced Portfolio

         Benefiting from its exposure to bonds, the fund was the best performer of the four MarketManager Portfolios.

    11   Small Cap Portfolio

         Small company stocks outperformed their large company counterparts in both the growth and value categories.

    14   International Portfolio

         Following the lead of a slowing U.S. economy, virtually all international markets moved downward over the report period.

    17   Financial Statements and Notes

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the report period, there were signs everywhere that the unprecedented ten-plus year stretch of economic growth might be ending.

During the fourth quarter of 2000, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over five years. Meanwhile, equity markets, which had set record highs earlier in the year, tumbled dramatically, and continued to fall during the first quarter of 2001 as well.

The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep the suddenly fragile economy from slipping into a recession. During the first half of 2001, the Fed cut the key Federal Funds rate five times, for a total reduction of 2.5%.

While GDP increased slightly to 1.3% during the first quarter of 2001, it is still unclear whether a recession has been averted. Many parts of the U.S. economy remain weak, particularly the technology and industrial production sectors. Another key factor is consumer spending, which is expected to decline as the job layoffs that have been reported over the past several months begin to take their toll in the marketplace.

                          [PHOTO OF HAND ON CALCULATOR]

--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON    % returns during the report period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the report period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

                [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]

S&P 500(R) INDEX: measures                        LEHMAN BROTHERS AGGREGATE
U.S. large-cap stocks                             BOND INDEX: measures the U.S.
                                                  bond market
RUSSELL 2000(R) INDEX: measures
U.S. small-cap stocks                             THREE-MONTH TREASURY BILLS
                                                  (T-BILLS): measures short-term
MSCI-EAFE(R) INDEX: measures                      U.S. Treasury obligations
(in U.S. dollars) large-cap stocks in
Europe, Australasia and the Far East


                                                Lehman                         Russell 2000
                      3 Month                 Aggregate        MSCI EAFE        Small-Cap         S&P 500
                       T-Bill                 Bond Index        Index             Index            Index
     10/31/00               0                       0               0                 0                0
      11/3/00            0.05                    -0.1             2.4              2.04            -0.19
     11/10/00            0.17                    0.08            0.22             -3.32            -4.44
     11/17/00            0.26                     0.5           -1.27             -2.92            -4.32
     11/24/00            0.35                    0.79           -3.95             -5.09            -6.14
      12/1/00            0.44                    1.34           -2.32             -8.08            -7.86
      12/8/00            0.53                    2.29           -1.13             -3.58            -4.03
     12/15/00            0.61                    3.04           -2.11             -7.77            -8.07
     12/22/00            0.83                    3.69           -3.19             -6.76             -8.5
     12/29/00            0.83                    3.44           -0.27             -2.56            -7.42
       1/5/01            1.04                    4.84           -0.08             -6.67            -8.96
      1/12/01            1.07                    3.79           -1.78             -2.08            -7.54
      1/19/01            1.13                    4.42           -0.95              -1.6            -5.86
      1/26/01             1.2                    4.33           -1.47              0.54            -4.99
       2/2/01            1.28                     5.1           -1.23              1.04             -5.3
       2/9/01            1.33                     5.2           -4.14              0.28            -7.74
      2/16/01            1.39                    4.93           -5.42              2.69            -8.67
      2/23/01            1.47                    5.08           -8.56             -3.62           -12.58
       3/2/01            1.55                    5.79           -8.33             -3.72           -13.29
       3/9/01            1.63                    6.06           -7.54             -4.35           -13.34
      3/16/01            1.71                    6.79          -14.86            -10.74           -19.16
      3/23/01            1.76                       7          -15.62            -10.42           -19.93
      3/30/01            2.58                    6.68          -13.95              -8.9           -18.41
       4/6/01             2.7                    7.06           -12.7            -12.08           -20.65
      4/13/01            2.74                    6.14          -11.11             -7.94           -16.78
      4/20/01            2.85                    6.13           -9.02             -5.56           -12.59
      4/30/01            2.92                    6.22           -8.11             -1.77           -12.07

MARKET OVERVIEW Continued

UNEMPLOYMENT RISES TO HIGHEST LEVEL SINCE 1998.

For much of 2000, the main concern about unemployment was that it had fallen so low -- under 4% -- that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly. As of the report date, unemployment was at its highest level since 1998, and was more than 0.5% above its notable lows of just seven months earlier.

Job losses have affected almost every industry in the economy, which means that it may be difficult for the economy to rebound quickly. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

--------------------------------------------------------------------------------
The country lost 223,000 jobs in April, many of them in the business services and manufacturing sectors.
--------------------------------------------------------------------------------
Source: Bureau of Labor Statistics.


INFLATION REMAINS IN CHECK.

On a positive note,the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped to control labor costs, and consumer prices have been relatively stable.

At the same time, however, consumers are facing steep increases in the costs of gas and energy. Economists will be keeping a watch on gas and energy prices as summer approaches and demand for these resources goes up.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior and therefore the funds during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for the past ten years but slowed dramatically in the 4th quarter of 2000. Real GDP grew just 1% during the quarter. The economy grew modestly during Q1 2001, recording a gain of 1.3%.

                          [REAL GDP GROWTH BAR CHART]

                          Q2  1991               2.6
                          Q3  1991               1.3
                          Q4  1991               2.5
                          Q1  1992               3.8
                          Q2  1992               3.8
                          Q3  1992               3.1
                          Q4  1992               5.4
                          Q1  1993               0.1
                          Q2  1993               2.5
                          Q3  1993               1.8
                          Q4  1993               6.2
                          Q1  1994               3.4
                          Q2  1994               5.7
                          Q3  1994               2.2
                          Q4  1994                 5
                          Q1  1995               1.5
                          Q2  1995               0.8
                          Q3  1995               3.1
                          Q4  1995               3.2
                          Q1  1996               2.9
                          Q2  1996               6.8
                          Q3  1996                 2
                          Q4  1996               4.6
                          Q1  1997               4.4
                          Q2  1997               5.9
                          Q3  1997               4.2
                          Q4  1997               2.8
                          Q1  1998               6.5
                          Q2  1998               2.9
                          Q3  1998               3.4
                          Q4  1998               5.6
                          Q1  1999               3.5
                          Q2  1999               2.5
                          Q3  1999               5.7
                          Q4  1999               8.3
                          Q1  2000               4.8
                          Q2  2000               5.6
                          Q3  2000               2.2
                          Q4  2000                 1
                          Q1  2001                 2

Gross domestic product, a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

-------------------------------------------------------------------------------
Concerned about high valuations in the face of a slowing economy, investors fled stocks and turned to more conservative investments.
-------------------------------------------------------------------------------

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

The dramatic decline of equity markets that began in the last quarter of 2000 continued during the report period, leaving stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

[PHOTO OF TRADERS ON EXCHANGE FLOOR]

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet startups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value during the report period. However, stocks did rebound somewhat as the period came to a close, with most major indices posting positive gains for the month of April.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to use part of the surplus to buy back bonds, which reduced supply and increased returns on bond

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

UNEMPLOYMENT ROSE DRAMATICALLY DURING THE PERIOD, REACHING ITS HIGHEST LEVEL SINCE 1998. THE UNEMPLOYMENT RATE WAS 4.5% DURING APRIL 2001 REFLECTING THE WIDESPREAD JOB CUTS OVER THE PAST FEW MONTHS.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

                              May-91         6.9
                              Jun-91         6.9
                              Jul-91         6.8
                              Aug-91         6.9
                              Sep-91         6.9
                              Oct-91           7
                              Nov-91           7
                              Dec-91         7.3
                              Jan-92         7.3
                              Feb-92         7.4
                              Mar-92         7.4
                              Apr-92         7.4
                              May-92         7.6
                              Jun-92         7.8
                              Jul-92         7.7
                              Aug-92         7.6
                              Sep-92         7.6
                              Oct-92         7.3
                              Nov-92         7.4
                              Dec-92         7.4
                              Jan-93         7.3
                              Feb-93         7.1
                              Mar-93           7
                              Apr-93         7.1
                              May-93         7.1
                              Jun-93           7
                              Jul-93         6.9
                              Aug-93         6.8
                              Sep-93         6.7
                              Oct-93         6.8
                              Nov-93         6.6
                              Dec-93         6.5
                              Jan-94         6.8
                              Feb-94         6.6
                              Mar-94         6.5
                              Apr-94         6.4
                              May-94         6.1
                              Jun-94         6.1
                              Jul-94         6.3
                              Aug-94           6
                              Sep-94         5.8
                              Oct-94         5.8
                              Nov-94         5.6
                              Dec-94         5.5
                              Jan-95         5.6
                              Feb-95         5.4
                              Mar-95         5.3
                              Apr-95         5.8
                              May-95         5.8
                              Jun-95         5.6
                              Jul-95         5.6
                              Aug-95         5.7
                              Sep-95         5.6
                              Oct-95         5.5
                              Nov-95         5.7
                              Dec-95         5.6
                              Jan-96         5.6
                              Feb-96         5.5
                              Mar-96         5.6
                              Apr-96         5.5
                              May-96         5.6
                              Jun-96         5.3
                              Jul-96         5.5
                              Aug-96         5.1
                              Sep-96         5.2
                              Oct-96         5.2
                              Nov-96         5.3
                              Dec-96         5.4
                              Jan-97         5.3
                              Feb-97         5.3
                              Mar-97         5.1
                              Apr-97           5
                              May-97         4.7
                              Jun-97           5
                              Jul-97         4.7
                              Aug-97         4.9
                              Sep-97         4.7
                              Oct-97         4.7
                              Nov-97         4.6
                              Dec-97         4.7
                              Jan-98         4.5
                              Feb-98         4.6
                              Mar-98         4.6
                              Apr-98         4.3
                              May-98         4.3
                              Jun-98         4.5
                              Jul-98         4.5
                              Aug-98         4.5
                              Sep-98         4.5
                              Oct-98         4.5
                              Nov-98         4.4
                              Dec-98         4.3
                              Jan-99         4.3
                              Feb-99         4.4
                              Mar-99         4.2
                              Apr-99         4.3
                              May-99         4.2
                              Jun-99         4.3
                              Jul-99         4.3
                              Aug-99         4.2
                              Sep-99         4.2
                              Oct-99         4.1
                              Nov-99         4.1
                              Dec-99         4.1
                              Jan-00           4
                              Feb-00         4.1
                              Mar-00         4.1
                              Apr-00         3.9
                              May-00         4.1
                              Jun-00           4
                              Jul-00           4
                              Aug-00         4.1
                              Sep-00         3.9
                              Oct-00         3.9
                              Nov-00           4
                              Dec-00           4
                              Jan-01         4.2
                              Feb-01         4.2
                              Mar-01         4.3
                              Apr-01         4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.3% FOR THE 12 MONTHS ENDED APRIL 30, 2001 (2.6% IF FOOD AND ENERGY ARE EXCLUDED). ECI ROSE 4.1% FOR THE 12 MONTHS ENDED MARCH 31, 2001.

                       [MEASURES OF INFLATION LINE GRAPH]

                                            Consumer                    Employment
                              Date        Price index       Date        Cost index
                              May-91           5            Jun-91         4.6
                              Jun-91         4.7            Sep-91         4.3
                              Jul-91         4.4            Dec-91         4.3
                              Aug-91         3.8            Mar-92           4
                              Sep-91         3.4            Jun-92         3.6
                              Oct-91         2.9            Sep-92         3.5
                              Nov-91           3            Dec-92         3.5
                              Dec-91         3.1            Mar-93         3.5
                              Jan-92         2.6            Jun-93         3.6
                              Feb-92         2.8            Sep-93         3.6
                              Mar-92         3.2            Dec-93         3.5
                              Apr-92         3.2            Mar-94         3.2
                              May-92           3            Jun-94         3.2
                              Jun-92         3.1            Sep-94         3.2
                              Jul-92         3.2            Dec-94           3
                              Aug-92         3.1            Mar-95         2.9
                              Sep-92           3            Jun-95         2.9
                              Oct-92         3.2            Sep-95         2.7
                              Nov-92           3            Dec-95         2.7
                              Dec-92         2.9            Mar-96         2.8
                              Jan-93         3.3            Jun-96         2.9
                              Feb-93         3.2            Sep-96         2.8
                              Mar-93         3.1            Dec-96         2.9
                              Apr-93         3.2            Mar-97         2.9
                              May-93         3.2            Jun-97         2.8
                              Jun-93           3            Sep-97           3
                              Jul-93         2.8            Dec-97         3.3
                              Aug-93         2.8            Mar-98         3.3
                              Sep-93         2.7            Jun-98         3.5
                              Oct-93         2.8            Sep-98         3.7
                              Nov-93         2.7            Dec-98         3.4
                              Dec-93         2.7            Mar-99           3
                              Jan-94         2.5            Jun-99         3.2
                              Feb-94         2.5            Sep-99         3.1
                              Mar-94         2.5            Dec-99         3.4
                              Apr-94         2.4            Mar-00         4.3
                              May-94         2.3            Jun-00         4.4
                              Jun-94         2.5            Sep-00         4.3
                              Jul-94         2.8            Dec-00         4.1
                              Aug-94         2.9            1-Mar          4.1
                              Sep-94           3
                              Oct-94         2.6
                              Nov-94         2.7
                              Dec-94         2.7
                              Jan-95         2.8
                              Feb-95         2.9
                              Mar-95         2.9
                              Apr-95         3.1
                              May-95         3.2
                              Jun-95           3
                              Jul-95         2.8
                              Aug-95         2.6
                              Sep-95         2.5
                              Oct-95         2.8
                              Nov-95         2.6
                              Dec-95         2.5
                              Jan-96         2.7
                              Feb-96         2.7
                              Mar-96         2.8
                              Apr-96         2.9
                              May-96         2.9
                              Jun-96         2.8
                              Jul-96           3
                              Aug-96         2.9
                              Sep-96           3
                              Oct-96           3
                              Nov-96         3.3
                              Dec-96         3.3
                              Jan-97           3
                              Feb-97           3
                              Mar-97         2.8
                              Apr-97         2.5
                              May-97         2.2
                              Jun-97         2.3
                              Jul-97         2.2
                              Aug-97         2.2
                              Sep-97         2.2
                              Oct-97         2.1
                              Nov-97         1.8
                              Dec-97         1.7
                              Jan-98         1.6
                              Feb-98         1.4
                              Mar-98         1.4
                              Apr-98         1.4
                              May-98         1.7
                              Jun-98         1.7
                              Jul-98         1.7
                              Aug-98         1.6
                              Sep-98         1.5
                              Oct-98         1.5
                              Nov-98         1.5
                              Dec-98         1.6
                              Jan-99         1.7
                              Feb-99         1.6
                              Mar-99         1.7
                              Apr-99         2.3
                              May-99         2.1
                              Jun-99           2
                              Jul-99         2.1
                              Aug-99         2.3
                              Sep-99         2.6
                              Oct-99         2.6
                              Nov-99         2.6
                              Dec-99         2.7
                              Jan-00         2.7
                              Feb-00         3.2
                              Mar-00         3.7
                              Apr-00           3
                              May-00         3.1
                              Jun-00         3.7
                              Jul-00         3.7
                              Aug-00         3.4
                              Sep-00         3.5
                              Oct-00         3.4
                              Nov-00         3.4
                              Dec-00         3.4
                              Jan-01         3.7
                              Feb-01         3.5
                              Mar-01         2.9
                              Apr-01

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.


                                                                               3

MARKET OVERVIEW Continued

investments. Bond performance also got a boost as investors looking for alternatives to stocks competed for a limited supply of bonds. The Fed's reduction of short-term interest rates only helped to boost returns on bonds, while also lifting the performance of short-term debt securities.


ON THE HORIZON: SLOWER GROWTH.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, it is unclear whether the economy will continue to slow or avoid a downturn. The Fed has certainly indicated that it is concerned about a recession by aggressively reducing interest rates, in order to increase the level of economic activity. The slowdown provided momentum for President Bush's proposed tax-cut package, which was passed by Congress after the close of the report period. The hope is that the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn,while setting the stage for continued growth during the second half of the year.

--------------------------------------------------------------------------------
In spite of the many signs of economic weakness to date, it's still unclear whether the economy will shrink or grow in the second half of 2001.
--------------------------------------------------------------------------------

S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 28.14 a level significantly above the 30-year average of 16.15.

               [S&P 500(R) PRICE/EARNINGS RATIO (P/E) LINE GRAPH]

                                 S&P 500         30
                                 PE Ratio       Avrge
                      May-91       18.23        15.8
                      Jun-91        17.7        15.8
                      Jul-91       18.37        15.8
                      Aug-91       20.35        15.8
                      Sep-91       19.98        15.8
                      Oct-91       20.37        15.8
                      Nov-91       20.99        15.8
                      Dec-91       22.89        15.8
                      Jan-92       23.03        15.8
                      Feb-92       25.78        15.8
                      Mar-92       25.51        15.8
                      Apr-92       26.03        15.8
                      May-92       25.22        15.8
                      Jun-92       25.23        15.8
                      Jul-92       26.08        15.8
                      Aug-92       24.22        15.8
                      Sep-92        24.7        15.8
                      Oct-92       24.64        15.8
                      Nov-92        23.8        15.8
                      Dec-92       24.31        15.8
                      Jan-93       24.29        15.8
                      Feb-93       24.44        15.8
                      Mar-93       23.48        15.8
                      Apr-93       22.92        15.8
                      May-93       22.96        15.8
                      Jun-93        22.9        15.8
                      Jul-93       22.91        15.8
                      Aug-93       24.21        15.8
                      Sep-93       23.77        15.8
                      Oct-93       24.04        15.8
                      Nov-93       22.52        15.8
                      Dec-93       22.95        15.8
                      Jan-94       22.98        15.8
                      Feb-94       21.17        15.8
                      Mar-94       20.34        15.8
                      Apr-94        20.1        15.8
                      May-94       20.16        15.8
                      Jun-94       19.77        15.8
                      Jul-94       18.63        15.8
                      Aug-94       18.91        15.8
                      Sep-94       18.32        15.8
                      Oct-94       17.51        15.8
                      Nov-94       16.56        15.8
                      Dec-94       16.98        15.8
                      Jan-95       16.05        15.8
                      Feb-95       16.22        15.8
                      Mar-95       16.47        15.8
                      Apr-95          16        15.8
                      May-95       16.45        15.8
                      Jun-95       16.77        15.8
                      Jul-95       16.61        15.8
                      Aug-95       16.18        15.8
                      Sep-95       16.85        15.8
                      Oct-95       16.18        15.8
                      Nov-95       17.86        15.8
                      Dec-95       17.41        15.8
                      Jan-96       18.29        15.8
                      Feb-96       18.57        15.8
                      Mar-96       18.94        15.8
                      Apr-96       19.16        15.8
                      May-96       19.48        15.8
                      Jun-96        19.3        15.8
                      Jul-96       18.31        15.8
                      Aug-96       18.62        15.8
                      Sep-96       19.73        15.8
                      Oct-96       19.59        15.8
                      Nov-96       21.06        15.8
                      Dec-96       20.77        15.8
                      Jan-97       20.52        15.8
                      Feb-97       20.95        15.8
                      Mar-97       19.87        15.8
                      Apr-97       20.23        15.8
                      May-97       21.45        15.8
                      Jun-97       22.44        15.8
                      Jul-97       23.99        15.8
                      Aug-97       22.74        15.8
                      Sep-97          24        15.8
                      Oct-97       22.84        15.8
                      Nov-97       24.12        15.8
                      Dec-97       24.53        15.8
                      Jan-98       25.03        15.8
                      Feb-98       26.49        15.8
                      Mar-98       27.98        15.8
                      Apr-98       26.69        15.8
                      May-98       26.15        15.8
                      Jun-98       27.27        15.8
                      Jul-98       26.94        15.8
                      Aug-98        22.9        15.8
                      Sep-98       24.35        15.8
                      Oct-98       28.07        15.8
                      Nov-98       30.31        15.8
                      Dec-98       32.15        15.8
                      Jan-99        33.9        15.8
                      Feb-99       32.64        15.8
                      Mar-99       33.92        15.8
                      Apr-99        33.9        15.8
                      May-99       32.74        15.8
                      Jun-99        34.7        15.8
                      Jul-99       31.31        15.8
                      Aug-99       31.21        15.8
                      Sep-99       30.39        15.8
                      Oct-99       30.41        15.8
                      Nov-99       30.65        15.8
                      Dec-99       32.53        15.8
                      Jan-00       29.78        15.8
                      Feb-00       28.59        15.8
                      Mar-00        31.5        15.8
                      Apr-00       29.41        15.8
                      May-00       28.82        15.8
                      Jun-00       29.31        15.8
                      Jul-00       28.94        15.8
                      Aug-00       30.35        15.8
                      Sep-00       28.64        15.8
                      Oct-00        27.5        15.8
                      Nov-00       25.42        15.8
                      Dec-00       25.39        15.8
                      Jan-01       27.96        15.8
                      Feb-01       25.32        15.8
                      Mar-01        24.1        15.8
                      Apr-01       28.14        15.8


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them, relative to earnings. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

YIELDS OF U.S. TREASURY BONDS

Effective yields of five-year and ten-year Treasuries

With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) during the report period.

                   [YIELDS OF U.S. TREASURY BONDS LINE GRAPH]

                                     Five Year      Ten Year
                                      Treasury      Treasury
                                     Bond Yield    Bond Yield
                        5/3/91          7.66          8.04
                       5/10/91          7.75           8.1
                       5/17/91          7.75          8.09
                       5/24/91          7.69          8.09
                       5/31/91          7.71          8.06
                        6/7/91          7.95          8.28
                       6/14/91          7.92          8.27
                       6/21/91          7.94          8.32
                       6/28/91          7.88          8.23
                        7/5/91          8.01          8.34
                       7/12/91          7.91          8.26
                       7/19/91           7.9          8.28
                       7/26/91          7.81           8.2
                        8/2/91          7.63          8.06
                        8/9/91          7.49          7.98
                       8/16/91          7.31          7.83
                       8/23/91          7.37          7.87
                       8/30/91          7.34          7.82
                        9/6/91          7.24          7.76
                       9/13/91          7.11          7.64
                       9/20/91          7.07          7.57
                       9/27/91          6.95          7.48
                       10/4/91          6.79          7.39
                      10/11/91          6.81          7.45
                      10/18/91          6.86          7.51
                      10/25/91          6.97          7.67
                       11/1/91          6.72          7.48
                       11/8/91          6.67          7.42
                      11/15/91          6.53          7.31
                      11/22/91          6.55          7.45
                      11/29/91          6.48          7.38
                       12/6/91          6.29          7.23
                      12/13/91          6.27          7.21
                      12/20/91          6.04          6.97
                      12/27/91          6.01          6.83
                        1/3/92          6.03          6.84
                       1/10/92          6.12          6.85
                       1/17/92          6.33          7.09
                       1/24/92          6.41          7.24
                       1/31/92          6.43          7.28
                        2/7/92          6.36          7.18
                       2/14/92          6.64          7.39
                       2/21/92          6.76          7.45
                       2/28/92          6.57          7.25
                        3/6/92          6.85          7.48
                       3/13/92          7.13           7.7
                       3/20/92           7.1          7.63
                       3/27/92          6.95          7.52
                        4/3/92          6.75           7.4
                       4/10/92          6.62          7.36
                       4/17/92          6.77          7.45
                       4/24/92          6.83          7.52
                        5/1/92          6.82          7.55
                        5/8/92          6.72          7.41
                       5/15/92          6.59          7.29
                       5/22/92           6.7          7.35
                       5/29/92          6.61          7.32
                        6/5/92          6.56          7.31
                       6/12/92          6.49          7.28
                       6/19/92          6.43          7.24
                       6/26/92          6.33          7.15
                        7/3/92          6.03          6.93
                       7/10/92          5.91          6.92
                       7/17/92           5.8           6.9
                       7/24/92          5.65          6.74
                       7/31/92          5.83          6.71
                        8/7/92          5.56          6.56
                       8/14/92          5.51          6.52
                       8/21/92          5.51          6.52
                       8/28/92          5.61          6.63
                        9/4/92          5.29           6.4
                       9/11/92          5.32          6.36
                       9/18/92          5.39          6.41
                       9/25/92          5.35          6.41
                       10/2/92          5.21          6.25
                       10/9/92          5.51          6.52
                      10/16/92          5.55          6.59
                      10/23/92          5.88          6.81
                      10/30/92          5.89          6.79
                       11/6/92          6.03          6.97
                      11/13/92          6.01          6.82
                      11/20/92          6.06          6.83
                      11/27/92          6.24          6.92
                       12/4/92           6.1          6.82
                      12/11/92          6.11          6.79
                      12/18/92          6.06          6.74
                      12/25/92          6.03          6.68
                        1/1/93             6          6.69
                        1/8/93          5.96          6.73
                       1/15/93          5.79          6.59
                       1/22/93          5.74          6.54
                       1/29/93          5.55          6.36
                        2/5/93          5.43          6.31
                       2/12/93          5.62          6.33
                       2/19/93          5.28          6.15
                       2/26/93          5.21          6.02
                        3/5/93           5.1          5.86
                       3/12/93          5.35          6.12
                       3/19/93          5.17          5.96
                       3/26/93          5.34          6.09
                        4/2/93           5.3          6.16
                        4/9/93          5.12          5.97
                       4/16/93          5.06          5.89
                       4/23/93          5.05          5.89
                       4/30/93          5.11          6.01
                        5/7/93          5.03           5.9
                       5/14/93          5.19          6.02
                       5/21/93          5.32          6.14
                       5/28/93          5.37          6.15
                        6/4/93          5.36          6.09
                       6/11/93          5.21          5.97
                       6/18/93          5.21          5.94
                       6/25/93          5.12          5.81
                        7/2/93          4.98          5.75
                        7/9/93             5          5.74
                       7/16/93          4.99          5.69
                       7/23/93          5.26          5.93
                       7/30/93          5.15          5.81
                        8/6/93          5.15          5.84
                       8/13/93          5.06          5.72
                       8/20/93          4.96          5.62
                       8/27/93          4.85          5.49
                        9/3/93          4.64           5.3
                       9/10/93          4.67          5.28
                       9/17/93          4.75          5.38
                       9/24/93          4.77          5.39
                       10/1/93          4.73          5.34
                       10/8/93          4.62          5.26
                      10/15/93          4.58          5.17
                      10/22/93          4.76           5.4
                      10/29/93          4.85          5.43
                       11/5/93          5.11          5.73
                      11/12/93          5.01          5.65
                      11/19/93          5.16          5.84
                      11/26/93          5.08          5.74
                       12/3/93          5.14          5.76
                      12/10/93          5.15          5.74
                      12/17/93          5.14          5.77
                      12/24/93          5.11          5.69
                      12/31/93          5.21           5.8
                        1/7/94          5.02          5.65
                       1/14/94           5.1          5.73
                       1/21/94          5.04          5.68
                       1/28/94          5.01          5.64
                        2/4/94           5.3          5.87
                       2/11/94          5.33          5.88
                       2/18/94          5.52          6.09
                       2/25/94          5.64           6.2
                        3/4/94          5.82          6.37
                       3/11/94          5.89          6.45
                       3/18/94          5.98           6.5
                       3/25/94          6.12          6.64
                        4/1/94          6.45          6.94
                        4/8/94          6.45          6.93
                       4/15/94           6.5          6.96
                       4/22/94          6.54          6.94
                       4/29/94          6.64          7.04
                        5/6/94          6.96          7.35
                       5/13/94          6.87          7.28
                       5/20/94          6.59          7.02
                       5/27/94          6.72          7.12
                        6/3/94          6.61          6.99
                       6/10/94           6.6          7.02
                       6/17/94           6.7          7.13
                       6/24/94          6.84          7.21
                        7/1/94          6.95          7.32
                        7/8/94          7.04          7.42
                       7/15/94          6.84          7.25
                       7/22/94          6.91          7.28
                       7/29/94          6.73          7.11
                        8/5/94          6.93          7.27
                       8/12/94          6.95          7.29
                       8/19/94           6.9          7.26
                       8/26/94          6.87          7.23
                        9/2/94          6.81           7.2
                        9/9/94          7.05          7.43
                       9/16/94          7.12           7.5
                       9/23/94           7.2          7.56
                       9/30/94          7.28          7.61
                       10/7/94          7.34          7.69
                      10/14/94          7.25           7.6
                      10/21/94          7.45          7.79
                      10/28/94          7.47           7.8
                       11/4/94          7.72          8.03
                      11/11/94           7.7          7.99
                      11/18/94          7.79          8.01
                      11/25/94          7.65          7.79
                       12/2/94          7.71          7.81
                       12/9/94          7.75          7.79
                      12/16/94          7.76           7.8
                      12/23/94          7.84          7.83
                      12/30/94          7.83          7.82
                        1/6/95          7.87          7.86
                       1/13/95          7.63          7.68
                       1/20/95          7.79          7.81
                       1/27/95          7.55          7.62
                        2/3/95          7.41           7.5
                       2/10/95          7.54          7.61
                       2/17/95          7.34          7.42
                       2/24/95          7.15          7.31
                        3/3/95          7.18          7.34
                       3/10/95          7.06          7.22
                       3/17/95          6.96          7.11
                       3/24/95          6.92          7.08
                       3/31/95          7.08           7.2
                        4/7/95          6.94          7.11
                       4/14/95          6.81          7.02
                       4/21/95          6.76             7
                       4/28/95          6.89          7.06
                        5/5/95          6.45          6.68
                       5/12/95          6.45          6.67
                       5/19/95          6.45          6.63
                       5/26/95          6.18           6.4
                        6/2/95          5.83           6.1
                        6/9/95          6.21           6.4
                       6/16/95          5.95           6.2
                       6/23/95          5.81          6.05
                       6/30/95          5.97          6.21
                        7/7/95          5.76          6.05
                       7/14/95           5.9          6.16
                       7/21/95          6.27          6.53
                       7/28/95          6.22          6.47
                        8/4/95          6.21          6.49
                       8/11/95          6.38          6.61
                       8/18/95          6.36          6.56
                       8/25/95          6.11          6.35
                        9/1/95          6.02          6.23
                        9/8/95          6.03          6.22
                       9/15/95          5.93          6.13
                       9/22/95          6.06          6.24
                       9/29/95          6.02          6.18
                       10/6/95          5.88          6.06
                      10/13/95           5.8          5.96
                      10/20/95           5.9          6.04
                      10/27/95          5.83          6.04
                       11/3/95           5.7          5.94
                      11/10/95          5.77             6
                      11/17/95          5.65          5.91
                      11/24/95          5.69          5.91
                       12/1/95           5.5          5.71
                       12/8/95          5.56          5.72
                      12/15/95          5.57          5.76
                      12/22/95           5.5          5.71
                      12/29/95          5.38          5.57
                        1/5/96          5.41          5.67
                       1/12/96          5.43          5.74
                       1/19/96          5.27          5.53
                       1/26/96          5.33          5.63
                        2/2/96          5.26          5.67
                        2/9/96          5.23          5.66
                       2/16/96           5.3          5.78
                       2/23/96          5.51          5.96
                        3/1/96          5.58          5.96
                        3/8/96          6.06          6.41
                       3/15/96          6.18          6.45
                       3/22/96          6.06          6.33
                       3/29/96          6.09          6.33
                        4/5/96          6.38          6.55
                       4/12/96          6.29           6.5
                       4/19/96          6.32          6.52
                       4/26/96          6.28          6.53
                        5/3/96           6.6           6.9
                       5/10/96          6.47          6.75
                       5/17/96          6.41          6.65
                       5/24/96          6.41          6.51
                       5/31/96          6.63          6.85
                        6/7/96           6.7           6.9
                       6/14/96           6.7          6.93
                       6/21/96          6.72          6.95
                       6/28/96          6.46          6.71
                        7/5/96          6.82          7.15
                       7/12/96          6.65          6.86
                       7/19/96          6.57          6.79
                       7/26/96          6.63          6.85
                        8/2/96          6.27          6.51
                        8/9/96          6.22          6.48
                       8/16/96           6.3          6.55
                       8/23/96          6.51          6.75
                       8/30/96          6.72          6.94
                        9/6/96           6.7          6.92
                       9/13/96          6.47          6.72
                       9/20/96          6.62          6.84
                       9/27/96          6.44          6.68
                       10/4/96          6.21          6.48
                      10/11/96          6.28          6.55
                      10/18/96          6.25           6.5
                      10/25/96          6.26          6.54
                       11/1/96          6.11          6.38
                       11/8/96          6.03          6.25
                      11/15/96          5.96          6.18
                      11/22/96          5.93          6.14
                      11/29/96          5.83          6.04
                       12/6/96          5.99          6.24
                      12/13/96          6.05          6.31
                      12/20/96          6.14          6.36
                      12/27/96          6.08          6.29
                        1/3/97          6.27           6.5
                       1/10/97          6.38          6.61
                       1/17/97          6.31          6.54
                       1/24/97          6.39          6.62
                       1/31/97          6.25          6.49
                        2/7/97          6.15           6.4
                       2/14/97          6.06          6.27
                       2/21/97          6.16          6.37
                       2/28/97          6.39          6.55
                        3/7/97          6.37          6.54
                       3/14/97          6.52          6.69
                       3/21/97          6.62          6.75
                       3/28/97          6.78          6.91
                        4/4/97          6.76          6.91
                       4/11/97          6.84          6.97
                       4/18/97          6.71          6.83
                       4/25/97          6.84          6.94
                        5/2/97          6.51          6.64
                        5/9/97          6.52          6.67
                       5/16/97          6.55          6.72
                       5/23/97          6.58          6.74
                       5/30/97           6.5          6.59
                        6/6/97          6.37          6.49
                       6/13/97          6.25          6.43
                       6/20/97          6.27          6.37
                       6/27/97          6.33          6.45
                        7/4/97          6.19          6.31
                       7/11/97          6.12          6.22
                       7/18/97          6.14          6.24
                       7/25/97          6.08          6.18
                        8/1/97          6.07          6.18
                        8/8/97          6.22          6.37
                       8/15/97          6.06          6.24
                       8/22/97          6.19          6.36
                       8/29/97          6.22          6.34
                        9/5/97          6.23          6.35
                       9/12/97          6.17          6.28
                       9/19/97          6.01          6.09
                       9/26/97          5.99          6.08
                       10/3/97          5.87          5.99
                      10/10/97          6.02          6.14
                      10/17/97          6.08          6.16
                      10/24/97           5.9          5.98
                      10/31/97          5.71          5.83
                       11/7/97          5.81           5.9
                      11/14/97           5.8          5.88
                      11/21/97          5.75          5.81
                      11/28/97          5.84          5.87
                       12/5/97          5.88          5.91
                      12/12/97          5.69          5.73
                      12/19/97          5.71          5.74
                      12/26/97          5.71          5.74
                        1/2/98          5.61          5.65
                        1/9/98          5.25          5.41
                       1/16/98           5.4          5.53
                       1/23/98          5.52          5.69
                       1/30/98          5.38          5.05
                        2/6/98          5.47          5.62
                       2/13/98          5.42          5.48
                       2/20/98          5.49          5.54
                       2/27/98          5.59          5.62
                        3/6/98          5.65          5.71
                       3/13/98          5.53          5.58
                       3/20/98          5.55          5.56
                       3/27/98          5.68          5.68
                        4/3/98          5.49          5.48
                       4/10/98          5.56          5.58
                       4/17/98          5.56          5.59
                       4/24/98          5.63          5.66
                        5/1/98          5.62          5.66
                        5/8/98          5.65          5.71
                       5/15/98          5.67          5.68
                       5/22/98          5.64          5.64
                       5/29/98          5.55          5.55
                        6/5/98          5.59          5.58
                       6/12/98          5.45          5.43
                       6/19/98          5.51          5.46
                       6/26/98          5.49          5.45
                        7/3/98          5.41          5.41
                       7/10/98           5.4          5.41
                       7/17/98          5.49          5.51
                       7/24/98          5.48          5.46
                       7/31/98           5.5          5.49
                        8/7/98          5.38           5.4
                       8/14/98          5.33          5.39
                       8/21/98          5.19          5.29
                       8/28/98           4.9          5.06
                        9/4/98          4.89          5.01
                       9/11/98          4.65          4.83
                       9/18/98          4.52           4.7
                       9/25/98          4.37          4.56
                       10/2/98          4.08          4.28
                       10/9/98          4.46          4.78
                      10/16/98          4.04          4.44
                      10/23/98           4.3           4.7
                      10/30/98          4.23          4.61
                       11/6/98          4.59          4.94
                      11/13/98           4.5          4.81
                      11/20/98           4.6          4.81
                      11/27/98          4.59          4.81
                       12/4/98          4.39          4.63
                      12/11/98          4.39          4.62
                      12/18/98          4.36          4.56
                      12/25/98          4.71          4.85
                        1/1/99          4.54          4.65
                        1/8/99          4.73          4.87
                       1/15/99          4.55          4.69
                       1/22/99          4.52          4.62
                       1/29/99          4.55          4.65
                        2/5/99          4.86          4.94
                       2/12/99          4.96          5.05
                       2/19/99          4.99          5.07
                       2/26/99          5.22          5.29
                        3/5/99          5.22          5.31
                       3/12/99          5.06          5.15
                       3/19/99          5.08          5.18
                       3/26/99          5.08           5.2
                        4/2/99          4.96          5.19
                        4/9/99          4.96          5.05
                       4/16/99          5.11          5.22
                       4/23/99          5.14          5.25
                       4/30/99          5.21          5.35
                        5/7/99          5.37          5.54
                       5/14/99           5.5          5.63
                       5/21/99          5.43           5.5
                       5/28/99          5.58          5.62
                        6/4/99          5.73          5.81
                       6/11/99          5.91          6.03
                       6/18/99          5.73          5.83
                       6/25/99          5.89          6.01
                        7/2/99          5.69          5.83
                        7/9/99          5.69          5.83
                       7/16/99          5.55          5.67
                       7/23/99          5.69          5.84
                       7/30/99          5.79           5.9
                        8/6/99          5.91          6.04
                       8/13/99          5.86          5.98
                       8/20/99          5.77          5.88
                       8/27/99          5.77          5.86
                        9/3/99          5.77          5.89
                       9/10/99          5.78           5.9
                       9/17/99          5.75          5.87
                       9/24/99          5.66          5.77
                       10/1/99          5.86          5.97
                       10/8/99          5.95          6.03
                      10/15/99          5.97          6.07
                      10/22/99           6.1          6.19
                      10/29/99          5.95          6.02
                       11/5/99          5.86          5.93
                      11/12/99          5.86          5.93
                      11/19/99          5.99          6.06
                      11/26/99          6.05          6.12
                       12/3/99          6.07          6.16
                      12/10/99          5.98          6.07
                      12/17/99          6.19          6.28
                      12/24/99          6.31          6.41
                      12/31/99          6.34          6.44
                        1/7/00          6.41          6.52
                       1/14/00          6.58          6.68
                       1/21/00          6.63          6.77
                       1/28/00          6.66          6.66
                        2/4/00          6.65          6.55
                       2/11/00           6.7           6.6
                       2/18/00          6.68          6.49
                       2/25/00          6.47          6.33
                        3/3/00          6.59          6.39
                       3/10/00           6.6          6.38
                       3/17/00          6.45          6.19
                       3/24/00           6.5          6.19
                       3/31/00          6.31             6
                        4/7/00          6.18          5.58
                       4/14/00          6.11          5.58
                       4/21/00          6.24          5.99
                       4/28/00          6.54          6.21
                        5/5/00          6.76          6.51
                       5/12/00          6.77          6.51
                       5/19/00           6.7          6.49
                       5/26/00          6.57          6.33
                        6/2/00          6.37          6.15
                        6/9/00          6.36          6.13
                       6/16/00          6.18          5.97
                       6/23/00          6.37          6.19
                       6/30/00          6.19          6.03
                        7/7/00           6.1             6
                       7/14/00          6.24           6.1
                       7/21/00          6.13             6
                       7/28/00          6.14          6.03
                        8/4/00          6.01           5.9
                       8/11/00          6.06          5.79
                       8/18/00          6.08          5.77
                       8/25/00          6.01          5.73
                        9/1/00           5.9          5.68
                        9/8/00          5.93          5.74
                       9/15/00          5.91          5.84
                       9/22/00          5.93          5.85
                       9/29/00          5.85           5.8
                       10/6/00           5.9          5.81
                      10/13/00          5.72          5.72
                      10/20/00          5.67          5.63
                      10/27/00          5.79          5.71
                       11/3/00          5.86          5.83
                      11/10/00          5.73          5.78
                      11/17/00          5.68           5.7
                      11/24/00          5.61          5.62
                       12/1/00          5.45           5.5
                       12/8/00          5.26           5.3
                      12/15/00          5.14          5.18
                      12/22/00           4.9          5.01
                      12/29/00          4.98          5.11
                        1/5/01          4.66          4.93
                       1/12/01          4.95          5.25
                       1/19/01          4.81          5.17
                       1/26/01          4.91          5.27
                        2/2/01          4.84          5.15
                        2/9/01          4.82          5.03
                       2/16/01           4.9          5.11
                       2/23/01          4.84           5.1
                        3/2/01          4.72          4.95
                        3/9/01          4.71          4.93
                       3/16/01          4.49          4.77
                       3/23/01           4.5          4.82
                       3/30/01          4.56          4.92
                        4/6/01          4.48          4.89
                       4/13/01          4.76          5.16
                       4/20/01          4.81          5.29
                       4/27/01          4.86          5.33
                       4/30/01          4.89          5.34


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SCHWAB

MARKET MANAGER
GROWTH PORTFOLIO


                          [PHOTO OF JEFFREY MORTIMER]

                               Portfolio Manager
                                Jeffrey Mortimer

"During the report period, value stocks outperformed most other asset classes, with small company value stocks handily beating all others."

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.


                      TICKER SYMBOL                   SWOGX
                      --------------------------------------------
                                     INVESTMENT STYLE 1
                            VALUE           BLEND           GROWTH
MARKET CAP 1

LARGE                        [ ]             [X]              [ ]

MEDIUM                       [ ]             [ ]              [ ]

SMALL                        [ ]             [ ]              [ ]


With an emphasis on stock investments, this fund could be appropriate for investors who seek long-term growth and can tolerate a greater degree of volatility.

--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS CAPITAL GROWTH.


MANAGER'S PERSPECTIVE

DURING THE REPORT PERIOD, SMALL-CAP VALUE STOCKS OUTPERFORMED MOST OTHER ASSET CLASSES. Large-cap growth stocks were hit the hardest, as the Nasdaq Composite Index fell to levels not seen since October 1998. The period marked a clear shift in market leadership among investment styles from growth to value and from large-cap to small-cap. Our value holdings were our best performers over the period, with Oakmark Select Fund, Berger Small Cap Value Fund and Tweedy Browne Global Value Fund outpacing their growth counterparts. 2

FOR MOST OF THE REPORT PERIOD, THE PORTFOLIO OVER-WEIGHTED LARGE-CAP INVESTMENTS, WHILE SMALL-CAP AND INTERNATIONAL HOLDINGS REMAINED NEAR NEUTRAL WEIGHTINGS. We also overweighted value style versus growth style investments. We applied this approach throughout the portfolio in large-cap, small-cap and international mutual funds.

AS OF THE END OF THE REPORT PERIOD, THE PORTFOLIO WAS SLIGHTLY OVERWEIGHTED IN EQUITY MUTUAL FUNDS (HOWEVER, DURING MOST OF THE REPORT PERIOD WE MAINTAINED A NEUTRAL EQUITY WEIGHTING) AND CASH RELATIVE TO THE BENCHMARK AND UNDERWEIGHTED IN FIXED INCOME. Within the equity component of the asset allocation, the portfolio was overweighted in large-cap stock mutual funds and underweighted in small-cap and international funds.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

GROWTH PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]
                                  TOTAL RETURN

                           6 MONTHS 3       1 YEAR     SINCE INCEPTION:
                                                           11/18/96
Portfolio 1                 (9.81%)        (12.33%)            10.92%

S&P 500 Index              (12.07%)        (12.97%)            14.19%

Lehman Brothers U.S.
  Aggregate Bond Index       6.22%          12.38%              6.99%

Growth Composite Index 2    (6.98%)         (7.75%)            10.22%


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with similar investments in the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                                         Lehman Brothers U.S.       Growth
             SWOGX   S&P 500 Index       Aggregate Bond Index   Composite Index
 11/18/96    10000       10000                  10000               10000
 11/30/96    10120       10271                  10071               10144
 12/31/96    10077       10068                   9977               10122
  1/31/97    10371       10696                  10008               10361
  2/28/97    10310       10780                  10033               10326
  3/31/97    10016       10338                   9922               10068
  4/30/97    10229       10955                  10071               10227
  5/31/97    10848       11621                  10166               10860
  6/30/97    11274       12141                  10287               11272
  7/31/97    11841       13106                  10565               11850
  8/31/97    11547       12372                  10475               11525
  9/30/97    12145       13049                  10630               12110
 10/31/97    11760       12613                  10784               11665
 11/30/97    11750       13197                  10834               11719
 12/31/97    11927       13424                  10943               11834
  1/31/98    11959       13573                  11084               11920
  2/28/98    12622       14552                  11075               12598
  3/31/98    13146       15297                  11112               13095
  4/30/98    13242       15452                  11170               13222
  5/31/98    13135       15186                  11276               13010
  6/30/98    13306       15802                  11372               13151
  7/31/98    13135       15635                  11396               12933
  8/31/98    11639       13377                  11582               11315
  9/30/98    11745       14235                  11853               11609
 10/31/98    12216       15392                  11790               12195
 11/30/98    12814       16325                  11857               12770
 12/31/98    13734       17265                  11893               13352
  1/31/99    14255       17987                  11977               13565
  2/28/99    13712       17427                  11768               13080
  3/31/99    14266       18124                  11832               13440
  4/30/99    14830       18826                  11870               13987
  5/31/99    14487       18381                  11766               13793
  6/30/99    15118       19402                  11728               14424
  7/31/99    14919       18796                  11679               14364
  8/31/99    14896       18702                  11673               14263
  9/30/99    14819       18190                  11808               14205
 10/31/99    15560       19341                  11852               14680
 11/30/99    16557       19734                  11851               15383
 12/31/99    18630       20897                  11794               16599
  1/31/00    17808       19848                  11755               16099
  2/29/00    19681       19472                  11897               16997
  3/31/00    19516       21376                  12054               17446
  4/30/00    18086       20733                  12019               16712
  5/31/00    17289       20308                  12013               16241
  6/30/00    18263       20809                  12263               16978
  7/31/00    17922       20485                  12375               16674
  8/31/00    18997       21757                  12554               17538
  9/30/00    18213       20608                  12633               16963
 10/31/00    17580       20522                  12717               16574
 11/30/00    16099       18905                  12925               15526
 12/31/00    16401       18997                  13166               16106
  1/31/01    16873       19672                  13380               16437
  2/28/01    15516       17878                  13497               15368
  3/31/01    14690       16744                  13564               14514
  4/30/01    15855       18045                  13507               15416

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 35% large-cap, 20% small-cap, 25% foreign, 15% bonds and 5% cash. As of 4/30/01, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate-Term Bond Fund categories for the 6-month and one-year periods was 2,911, 983, 801, 510 and 2,602, 883, 850, 539, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3  Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 04/30/01
  1 RYDEX U.S. GOVERNMENT MONEY MARKET FUND                                 9.1%
  2 WHITE OAK GROWTH STOCK FUND                                             8.7%
  3 OAKMARK SELECT FUND, CLASS I                                            8.6%
  4 BERGER SMALL CAP VALUE FUND, INSTITUTIONAL CLASS                        6.6%
  5 T. ROWE PRICE VALUE FUND                                                6.3%
  6 JANUS WORLDWIDE FUND                                                    6.1%
  7 THORNBURG VALUE FUND, INSTITUTIONAL CLASS                               5.1%
  8 TWEEDY BROWNE GLOBAL VALUE FUND                                         4.9%
  9 EXCELSIOR VALUE & RESTRUCTURING FUND                                    4.1%
 10 ARTISAN INTERNATIONAL FUND                                              4.0%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            63.5%


STATISTICS as of 4/30/01

                                                                      PEER GROUP
                                                    PORTFOLIO         AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                        38               141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                            $10,815           $44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                              25.5              30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                   4.4               6.4
--------------------------------------------------------------------------------
12-Month Yield                                          3.76%             0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   69% 3            109%
--------------------------------------------------------------------------------
Three-Year Beta                                         0.79              0.96
--------------------------------------------------------------------------------

EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

PORTFOLIO                       0.50% 4

PEER GROUP AVERAGE              1.35% 2

PORTFOLIO WEIGHTINGS as of 4/30/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------------------------------------
                             [ASSET MIX PIE CHART]

1      81.8%  Stock Funds
2      10.5%  Short Term Investments
3       7.7%  Bond Funds

TARGET MIX IN NEUTRAL MARKETS
--------------------------------------------------------------------------------
                             [TARGET MIX PIE CHART]

1        80%  Stock Funds
2        15%  Bond Funds
3         5%  Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the Morningstar Large-Cap Fund category.

3  Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB
MARKET MANAGER
BALANCED PORTFOLIO

"During the report period, value stocks outperformed most other asset classes, with small company value stocks handily beating all others."

                         [PICTURE OF JEFFREY MORTIMER]
                                Portfolio Manager
                                Jeffrey Mortimer

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

                      TICKER SYMBOL                   SWOBX
                      -------------------------------------

This portfolio could be appropriate for long-term investors seeking a blend of growth and income investments.

THE PORTFOLIO SEEKS CAPITAL GROWTH AND INCOME.


MANAGER'S PERSPECTIVE

DURING THE REPORT PERIOD, SMALL-CAP VALUE STOCKS EASILY OUTPERFORMED MOST OTHER ASSET CLASSES. Large-cap growth stocks were hit the hardest, as the Nasdaq Composite Index fell to levels not seen since October 1998. The period marked a clear shift in market leadership among investment styles from growth to value and from large-cap to small-cap. As would be expected, our value holdings were our best performers over the period, with Oakmark Select Fund, Dodge & Cox Stock Fund and Tweedy Browne Global Value Fund outpacing their growth counterparts. 1

FOR MOST OF THE REPORT PERIOD, THE FUND OVER-WEIGHTED LARGE-CAP INVESTMENTS RELATIVE TO THEIR NEUTRAL BENCHMARK, WHILE SMALL-CAP AND INTERNATIONAL HOLDINGS REMAINED NEAR NEUTRAL WEIGHTINGS. Additionally, we overweighted value style versus growth style investments. We applied this approach throughout the portfolio in large-cap, small-cap and international mutual funds. Recently, we began cautiously adding to growth mutual fund positions, taking advantage of buying opportunities created by the current market environment.

AS OF THE END OF THE REPORT PERIOD, THE PORTFOLIO WAS VERY SLIGHTLY OVERWEIGHTED IN EQUITY MUTUAL FUNDS (HOWEVER, DURING MOST OF THE REPORT PERIOD WE MAINTAINED A NEUTRAL EQUITY WEIGHTING) AND CASH RELATIVE TO THE BENCHMARK AND UNDERWEIGHTED IN FIXED INCOME. Within the equity component of the asset allocation, the portfolio was slightly overweighted in large-cap stock mutual funds and slightly underweighted in small-cap and international funds.

1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

BALANCED PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

                    [AVERAGE ANNUAL TOTAL RETURN BAR CHART]
                                  TOTAL RETURN

                               6 MONTHS 3    1 YEAR    SINCE INCEPTION:
                                                          11/18/96
Portfolio 1                      (4.60%)     (5.23%)            10.62%

S&P 500 Index                   (12.07%)    (12.97%)            14.19%

Lehman Brothers U.S.
   Aggregate Bond Index           6.22%      12.38%             6.99%

Balanced Composite Index 2       (3.88%)     (2.95%)            9.54%

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with similar investments in the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                                        Lehman Brothers U.S.     Balanced
              SWOBX    S&P 500 Index    Aggregate Bond Index  Composite Index
 11/18/96     10000        10000                10000             10000
 11/30/96     10100        10271                10071             10134
 12/31/96     10059        10068                 9977             10090
  1/31/97     10322        10696                10008             10294
  2/28/97     10271        10780                10033             10270
  3/31/97     10018        10338                 9922             10034
  4/30/97     10200        10955                10071             10200
  5/31/97     10676        11621                10166             10699
  6/30/97     11041        12141                10287             11031
  7/31/97     11517        13106                10565             11549
  8/31/97     11284        12372                10475             11298
  9/30/97     11770        13049                10630             11765
 10/31/97     11527        12613                10784             11490
 11/30/97     11558        13197                10834             11557
 12/31/97     11719        13424                10943             11671
  1/31/98     11762        13573                11084             11762
  2/28/98     12251        14552                11075             12264
  3/31/98     12634        15297                11112             12634
  4/30/98     12688        15452                11170             12737
  5/31/98     12613        15186                11276             12599
  6/30/98     12783        15802                11372             12744
  7/31/98     12677        15635                11396             12575
  8/31/98     11581        13377                11582             11422
  9/30/98     11740        14235                11853             11746
 10/31/98     12092        15392                11790             12169
 11/30/98     12560        16325                11857             12621
 12/31/98     13311        17265                11893             13082
  1/31/99     13693        17987                11977             13271
  2/28/99     13224        17427                11768             12852
  3/31/99     13650        18124                11832             13144
  4/30/99     14130        18826                11870             13551
  5/31/99     13868        18381                11766             13386
  6/30/99     14326        19402                11728             13833
  7/31/99     14141        18796                11679             13749
  8/31/99     14119        18702                11673             13658
  9/30/99     14119        18190                11808             13635
 10/31/99     14664        19341                11852             13991
 11/30/99     15341        19734                11851             14469
 12/31/99     16742        20897                11794             15288
  1/31/00     16155        19848                11755             14932
  2/29/00     17353        19472                11897             15558
  3/31/00     17390        21376                12054             15955
  4/30/00     16534        20733                12019             15450
  5/31/00     16033        20308                12013             15119
  6/30/00     16705        20809                12263             15699
  7/31/00     16498        20485                12375             15530
  8/31/00     17341        21757                12554             16214
  9/30/00     16815        20608                12633             15848
 10/31/00     16424        20522                12717             15600
 11/30/00     15508        18905                12925             14886
 12/31/00     15879        18997                13166             15366
  1/31/01     16326        19672                13380             15680
  2/28/01     15502        17878                13497             14939
  3/31/01     14887        16744                13564             14335
  4/30/01     15669        18045                13507             14995

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 30% large-cap, 15% small-cap, 15% foreign, 35% bonds and 5% cash. As of 4/30/01, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate-Term Bond Fund categories for the
   6-month and one-year periods was 2,911, 983, 801, 510 and 2,602, 883, 850,
   539, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3  Not annualized.

PORTFOLIO FACTS
TOP TEN HOLDINGS 1 as of 4/30/01

 1   PIMCO TOTAL RETURN FUND, INSTITUTIONAL CLASS                      13.0%
 2   OAKMARK SELECT FUND, CLASS I                                       8.2%
 3   T. ROWE PRICE VALUE FUND                                           7.0%
 4   THORNBURG VALUE FUND, INSTITUTIONAL CLASS                          6.4%
 5   WHITE OAK GROWTH STOCK FUND                                        6.0%
 6   FEDERATED U.S. GOVERNMENT SECURITIES FUND, 2-5 YEARS,
         INSTITUTIONAL SHARES                                           4.4%
 7   EXCELSIOR VALUE & RESTRUCTURING FUND                               4.1%
 8   ARTISAN INTERNATIONAL FUND                                         3.9%
 9   JANUS WORLDWIDE FUND                                               3.7%
10   TWEEDY BROWNE GLOBAL VALUE FUND                                    3.5%
----------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                        60.2%

STATISTICS as of 4/30/01

                                                                     PEER GROUP
                                                    PORTFOLIO        AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                       42               239
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                           $12,828           $38,567
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                             24.4              27.6
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                  4.2               5.8
--------------------------------------------------------------------------------
12-Month Yield                                         4.24%             2.85%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                  37% 3             96%
--------------------------------------------------------------------------------
Three-Year Beta                                        0.60              0.51
--------------------------------------------------------------------------------

EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

PORTFOLIO                           0.50% 4
PEER GROUP AVERAGE                  1.28% 2

PORTFOLIO WEIGHTINGS as of 4/30/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------------------------------------
                             [ASSET MIX PIE CHART]

1       63.7% Stock Funds
2       26.7% Bond Funds
3       9.6% Short Term Investments

TARGET MIX IN NEUTRAL MARKETS
--------------------------------------------------------------------------------
                             [TARGET MIX PIE CHART]

1       60% Stock Funds
2       35% Bond Funds
3       5% Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 786 funds in the Morningstar domestic hybrid Fund category.

3  Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB

MARKET MANAGER
SMALL CAP PORTFOLIO


                            [JEFFREY MORTIMER PHOTO]


"During the report period, small company stocks outperformed their large company counterparts in both the growth and value categories."


Portfolio Manager
Jeffrey Mortimer


JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios.
Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

                    TICKER SYMBOL                       SWOSX
                    -----------------------------------------

                                     INVESTMENT STYLE 1
                            VALUE           BLEND           GROWTH
MARKET CAP 1
LARGE                        [ ]             [ ]              [ ]

MEDIUM                       [ ]             [ ]              [ ]

SMALL                        [ ]             [X]              [ ]

This portfolio could be appropriate for long-term investors seeking exposure to small-cap stocks.

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

MANAGER'S PERSPECTIVE

AMID THE SHARP DECLINES IN THE MAJOR MARKET AVERAGES OVER THE LAST SIX MONTHS, SMALL COMPANY STOCKS GENERALLY CONTINUED THE LEADERSHIP POSITION THEY GAINED IN MID-2000. Small company stocks out-performed their large company counterparts in both the growth and value categories. The difference in returns between small-cap mutual funds was significant during the period, making fund selection critical to success. The relative underperformance of the portfolio can be attributed to investments in funds that struggled during the market correction.

FOR MOST OF THE REPORT PERIOD, THE PORTFOLIO OVER-WEIGHTED SMALL-CAP VALUE INVESTMENTS. This was a strategy shift we began in early 2000 and continued to implement throughout the period. At the end of the report period, we began cautiously adding to growth mutual fund positions as signs of a market recovery became apparent.

OUR VALUE HOLDINGS WERE OUR BEST PERFORMERS OVER THE PERIOD. These included State Street Aurora Fund and Longleaf Partners Small Cap Fund as well as newcomers Royce Opportunity Fund, Strong Small Cap Value Fund and Wasatch Small Cap Value Fund. 2 We added these funds to increase our exposure to the small-cap value category. All of these funds have demonstrated a strong ability to perform well in a value environment.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SMALL CAP PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the Russell 2000 Index and the Morningstar Small-Cap Fund category.

                    [AVERAGE ANNUAL TOTAL RETURN BAR CHART]
                                  TOTAL RETURN

                                                              SINCE INCEPTION:
                                   6 MONTHS 3     1 YEAR          9/16/97
Portfolio 1                         (9.27%)       (9.49%)            4.99%

Russell 2000 Index                  (1.77%)       (2.86%)            3.65%

Small Cap Peer Group Average 2      (0.21%)        4.73%               --

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the Russell 2000 Index.

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                                SWOSX        Russell 2000 Index
        9/16/97                 10000               10000
        9/30/97                 10260               10201
       10/31/97                  9930                9753
       11/30/97                  9770                9690
       12/31/97                  9886                9859
        1/31/98                  9701                9704
        2/28/98                 10277               10420
        3/31/98                 10781               10849
        4/30/98                 10832               10909
        5/31/98                 10359               10321
        6/30/98                 10411               10342
        7/31/98                  9896                9505
        8/31/98                  8271                7659
        9/30/98                  8435                8259
       10/31/98                  8754                8595
       11/30/98                  9238                9046
       12/31/98                  9946                9606
        1/31/99                 10101                9734
        2/28/99                  9563                8945
        3/31/99                 10029                9085
        4/30/99                 10773                9899
        5/31/99                 10752               10043
        6/30/99                 11311               10497
        7/31/99                 11228               10210
        8/31/99                 10938                9832
        9/30/99                 10990                9834
       10/31/99                 11414                9874
       11/30/99                 12272               10464
       12/31/99                 13714               11648
        1/31/00                 13339               11460
        2/29/00                 15171               13353
        3/31/00                 14496               12473
        4/30/00                 13178               11722
        5/31/00                 12482               11038
        6/30/00                 14003               12001
        7/31/00                 13478               11615
        8/31/00                 14924               12501
        9/30/00                 14164               12133
       10/31/00                 13146               11592
       11/30/00                 11325               10402
       12/31/00                 12156               11295
        1/31/01                 12795               11884
        2/28/01                 11698               11104
        3/31/01                 10879               10561
        4/30/01                 11927               11387

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Small-Cap category for the 6-month and one-year periods was 983 and 883, respectively.

3  Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 AS OF 4/30/01

 1  JOHN HANCOCK SMALL CAP VALUE FUND, CLASS A                         12.4%
 2  STATE STREET RESEARCH AURORA FUND, CLASS A                          9.3%
 3  ARTISAN MID CAP FUND                                                7.0%
 4  AIM MID CAP EQUITY FUND, CLASS A                                    6.3%
 5  OLSTEIN FINANCIAL ALERT FUND, ADVISOR SHARES                        5.9%
 6  KOPP EMERGING GROWTH FUND, CLASS A                                  5.9%
 7  STRONG ADVISOR SMALL CAP VALUE FUND, CLASS A                        5.8%
 8  ROBERTSON STEPHENS DIVERSIFIED GROWTH FUND, CLASS A                 5.8%
 9  ROYCE OPPORTUNITY FUND, INVESTMENT CLASS                            5.6%
10  WASATCH SMALL CAP VALUE FUND                                        4.6%
-----------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                         68.6%

STATISTICS as of 4/30/01

                                                                    PEER GROUP
                                                   PORTFOLIO         AVERAGE 2
Number of Holdings                                      32              188
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                            $ 950           $1,378
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                            22.8             24.9
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                 3.5              4.1
--------------------------------------------------------------------------------
12-Month Yield                                        5.27%            0.25%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                102% 3           113%
--------------------------------------------------------------------------------
Three-Year Beta                                       0.95             0.97
--------------------------------------------------------------------------------

EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

PORTFOLIO                                 0.50% 4
PEER GROUP AVERAGE                        1.54% 2

PORTFOLIO WEIGHTINGS as of 4/30/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------------------------------------
                             [ASSET MIX PIE CHART]

1    28.8%   Small Cap Value Funds
2    23.7%   Small Cap Growth Funds
3    21.6%   Mid Cap Funds
4    17.7%   Small Cap Blend Funds
5     4.3%   Micro Cap Funds
6     3.9%   Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 983 funds in the Morningstar Small-Cap Fund category.

3  Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB

MARKET MANAGER
INTERNATIONAL PORTFOLIO

                          [PHOTO OF JEFFREY MORTIMER]


"During the report period, we shifted a portion of assets from growth-oriented funds to diversified value funds."

     Portfolio Manager
     Jeffrey Mortimer

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

TICKER SYMBOL SWOIX
--------------------------------------------------------------------------------
This portfolio offers access to many foreign markets that can be difficult for individual investors to reach.
--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

MANAGER'S PERSPECTIVE

FOLLOWING THE LEAD OF A SLOWING U.S. ECONOMY, VIRTUALLY ALL INTERNATIONAL MARKETS MOVED DOWNWARD OVER THE REPORT PERIOD. As was the case domestically, value stocks fared better than growth stocks. Following its stellar lead in 2000, Canada suffered a severe decline. European markets lost ground on an absolute basis, as they remained plagued by the slowdown in the US and the threat of higher inflation. The Japanese equity market dropped to levels not seen since 1985, as that country continued to struggle with economic reform and faced warnings of another financial crisis.

DURING THE REPORT PERIOD, WE SHIFTED A PORTION OF ASSETS FROM GROWTH-ORIENTED FUNDS TO DIVERSIFIED VALUE FUNDS. We also increased our exposure in smaller company stocks, as this category tends to lead in a market recovery. We remained overweighted in Europe relative to MSCI-EAFE. We also further reduced our holdings in Japan.

AS WOULD BE EXPECTED UNDER THESE CIRCUMSTANCES, OUR VALUE HOLDINGS WERE OUR BEST PERFORMERS OVER THE PERIOD, WITH OAKMARK INTERNATIONAL FUND, TWEEDY BROWNE GLOBAL VALUE FUND AND LONGLEAF PARTNERS INTERNATIONAL FUND OUTPACING THEIR GROWTH COUNTERPARTS. New funds added to the portfolio include Deutsche International Select Equity Fund and GMO Emerging Country Debt Fund. Both funds were added because of their strong management expertise and for portfolio diversification. 1


1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

INTERNATIONAL PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolios with the MSCI-EAFE(R) Index and the Morningstar Foreign Fund category.

                                  [BAR CHART]

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                         (as of 4/30/01)
                                                 -------------------------------------------------------------
                                                 6 MONTHS 3           1 YEAR         SINCE INCEPTION: 10/16/96
                                                 -----------          ------         -------------------------
PORTFOLIO 1                                        (8.91%)           (17.08%)                 13.17%

MSCI-EAFE INDEX                                    (8.11%)           (16.39%)                  4.83%

INTERNATIONAL PEER GROUP AVERAGE 2                (10.42%)           (18.81%)                    --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the MSCI-EAFE Index.

                                  [LINE GRAPH]


                            SWOIX            MSCI EAFE ND Index
         10/16/96           10000            10000
         10/31/96            9910             9836
         11/30/96           10220            10228
         12/31/96           10313            10096
          1/31/97           10426             9742
          2/28/97           10599             9902
          3/31/97           10558             9938
          4/30/97           10609             9991
          5/31/97           11209            10641
          6/30/97           11697            11227
          7/31/97           11962            11409
          8/31/97           11199            10557
          9/30/97           11830            11148
         10/31/97           11046            10291
         11/30/97           10894            10186
         12/31/97           11016            10274
          1/31/98           11146            10744
          2/28/98           11925            11434
          3/31/98           12670            11786
          4/30/98           12952            11879
          5/31/98           13265            11821
          6/30/98           13157            11911
          7/31/98           13525            12031
          8/31/98           11654            10540
          9/30/98           11006            10217
         10/31/98           11438            11281
         11/30/98           12011            11859
         12/31/98           12481            12327
          1/31/99           12820            12290
          2/28/99           12415            11998
          3/31/99           12853            12498
          4/30/99           13815            13004
          5/31/99           13170            12335
          6/30/99           14428            12816
          7/31/99           14985            13196
          8/31/99           15248            13245
          9/30/99           15401            13379
         10/31/99           16232            13881
         11/30/99           18683            14362
         12/31/99           21819            15652
          1/31/00           21236            14658
          2/29/00           24410            15052
          3/31/00           23356            15636
          4/30/00           21149            14814
          5/31/00           20120            14452
          6/30/00           21100            15018
          7/31/00           20554            14388
          8/31/00           21249            14513
          9/30/00           20120            13806
         10/31/00           19253            13481
         11/30/00           18050            12975
         12/31/00           18672            13436
          1/31/01           18893            13440
          2/28/01           17883            12434
          3/31/01           16680            11590
          4/30/01           17538            12386




All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Foreign Stock Fund category for the 6-month and one-year periods was 801 and 850, respectively.

3 Not annualized.

PORTFOLIO FACTS

   Top Ten Holdings 1 as of 4/30/01
   1   ARTISAN INTERNATIONAL FUND                                          23.6%
   2   TWEEDY BROWNE GLOBAL VALUE FUND                                     17.6%
   3   AMERICAN CENTURY INTERNATIONAL DISCOVERY
        FUND, INSTITUTIONAL CLASS                                          15.5%
   4   JANUS WORLDWIDE FUND                                                10.3%
   5   PILGRIM INTERNATIONAL SMALL CAP GROWTH
        FUND, CLASS Q                                                       6.3%
   6   OAKMARK INTERNATIONAL FUND, CLASS I                                  5.8%
   7   AIM EUROPEAN DEVELOPMENT FUND, CLASS A                               3.5%
   8   LONGLEAF PARTNERS INTERNATIONAL FUND                                 3.2%
   9   DEUTSCHE INTERNATIONAL SELECT EQUITY FUND,
        INSTITUTIONAL CLASS                                                 2.9%
  10   GMO EMERGING COUNTRY DEBT FUND                                       2.8%
--------------------------------------------------------------------------------
   TOTAL PERCENTAGE OF INVESTMENTS                                         91.5%



STATISTICS as of 4/30/01

                                                                     PEER GROUP
                                              PORTFOLIO              AVERAGE(2)
--------------------------------------------------------------------------------
Number of Holdings                               19                       162
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                    $3,519                   $18,432
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                     27.2                      27.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                          4.6                       4.6
--------------------------------------------------------------------------------
12-Month Yield                                 5.71%                     0.87%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                          25% 3                     93%
--------------------------------------------------------------------------------
Three-Year Beta                                0.69                      0.73
--------------------------------------------------------------------------------



EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

PORTFOLIO         0.50% 4

PEER GROUP        1.68% 2
AVERAGE

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 801 funds in the
  Morningstar Foreign Fund category.

3 Not annualized.


PORTFOLIO WEIGHTINGS as of 4/30/01
This shows the composition by asset class of the fund's portfolio as of the report date.


ASSET MIX
--------------------------------------------------------------------------------

                             [ASSET MIX PIE CHART]


1 94.1%                                   International Diversified Mutual Funds

2  3.5%                                   European Regional Mutual Funds

3  1.6%                                   Asian Regional Mutual Funds

4  0.8%                                   Short Term Investments



REGIONAL DIVERSIFICATION 5
--------------------------------------------------------------------------------

                      [REGIONAL DIVERSIFICATION PIE CHART]


1 Developed Europe                                                         53.1%

2 Developed Pacific                                                        15.2%

3 Emerging Markets                                                         11.1%

4 United States                                                             6.9%

5 Canada                                                                    5.3%

6 Others                                                                    8.4%



TOP FIVE COUNTRIES
--------------------------------------------------------------------------------

                         [TOP FIVE COUNTRIES PIE CHART]

1 United Kingdom                                                           13.5%

2 Japan                                                                     9.7%

3 USA                                                                       6.9%

4 Netherlands                                                               6.6%

5 Switzerland                                                               6.0%

6 Others                                                                   57.3%



4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

5 Developed Europe includes the following countries: Austria, Belgium, Denmark,
  Finland, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Developed Pacific includes the following countries: Australia, China/Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Singapore, and Thailand.

SCHWAB MARKETMANAGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                     Number          Value
                                    of Shares       (000s)
                                    ---------       ------
INVESTMENT FUNDS-- 89.5%

ASIAN FUNDS-- 0.4%
Scudder Japan Fund                     89,304        $ 838
                                                   -------
BOND FUNDS -- 7.7%
American Century Intermediate
 Term Treasury Fund                   368,607        3,904
American Century Long Term
 Treasury Fund                         60,434          609
American Century Target
 2020 Fund                             32,669        1,166
PIMCO Total Return Fund,
 Institutional Class                  277,879        2,881
Schwab YieldPlus Fund(TM),
 Select Shares                        805,846        8,002
                                                   -------
                                                    16,562
                                                   -------

INTERNATIONAL STOCK FUNDS -- 19.2%

American Century International
 Discovery Fund, Institutional
 Class                                144,069        1,699
American Century International
 Growth Fund, Institutional Class     442,988        4,204
Artisan International Fund            427,314        8,576
Dreyfus Founders Passport Fund         35,461          423
Janus Worldwide Fund                  254,053       13,099
Oakmark International Fund,
 Class I                              181,498        2,759
Tweedy Browne Global Value Fund       526,088       10,522
                                                   -------
                                                    41,282
                                                   -------

LARGE-CAP FUNDS -- 37.9%

Accessor Value Fund, Advisor Shares   107,059        2,261
Dodge & Cox Stock Fund                 39,452        4,015
Excelsior Value & Restructuring
 Fund                                 261,996        8,711
Heritage Capital Appreciation
 Fund, Class A                        244,914        6,723
Janus Olympus Fund                    128,965        4,316
Janus Twenty Fund                      40,616        1,918
Longleaf Partners Fund                109,281        2,613
Oakmark Select Fund, Class I          743,716       18,533
T. Rowe Price Value Fund              679,125       13,650
White Oak Growth Stock Fund           382,776       18,683
                                                   -------
                                                    81,423
                                                   -------
SECTOR FUNDS -- 0.9%

Firsthand Technology Value Fund        11,659          612
Franklin Biotechnology Discovery
 Fund, Class A                          7,935          458
Heritage Technology Fund,
 Class A                              101,516          953
                                                   -------
                                                     2,023
                                                   -------

SMALL-CAP / MID-CAP FUNDS-- 23.4%

Berger Small Cap Value Fund,
 Institutional Class                  515,728       14,265
Kopp Emerging Growth
 Fund, Class A                        414,409        5,719
Melody 4500 Fund L.P.+**              232,024        2,167
Red Oak Technology Select Fund+       363,498        5,452
Robertson Stephens Emerging
 Growth Fund, Class A                   4,275          155
Robertson Stephens Mid Cap
 Opportunities Fund                   276,150        3,173
Thornburg Value Fund, Class A         228,365        7,210
Thornburg Value Fund,
 Institutional Class                  347,852       11,030
Van Wagoner Emerging
 Growth Fund                           37,726          618
Weitz Series Hickory Fund+             17,111          466
                                                   -------
                                                    50,255
                                                   -------
TOTAL INVESTMENT FUNDS
  (Cost $193,241)                                  192,383
                                                   -------

SCHWAB MARKETMANAGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                               Number of            Value
                                            Shares/Par (000s)       (000s)
                                            -------------------------------
 SHORT TERM INVESTMENTS -- 10.5%
HSBC Bank USA, Grand Cayman
 Time Deposit
 4.07%*, 5/1/01                                   $2,980           $ 2,980
Rydex U.S. Government Money
 Market Fund, 4.05%*                          19,624,331            19,624
                                                                  --------

TOTAL SHORT TERM INVESTMENTS
 (Cost $22,604)                                                     22,604
                                                                  --------

TOTAL INVESTMENTS-- 100.0%

 (Cost $215,845)                                                   214,987
                                                                  --------

OTHER ASSETS AND LIABILITIES, NET-- 0.0%
  Other assets                                                      3,448
  Liabilities                                                      (3,482)
                                                                  --------
                                                                      (34)
                                                                  --------
TOTAL NET ASSETS-- 100.0%                                         $214,953
                                                                  ========


See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETMANAGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                    Number       Value
                                                  of Shares      (000s)
                                                -------------  ----------
INVESTMENT FUNDS -- 90.4%
ASIAN FUNDS -- 0.4%
Scudder Japan Fund                                  56,428     $     529
                                                               ---------
BOND FUNDS -- 26.7%
American Century Intermediate
  Term Treasury Fund                               425,135         4,502
American Century Long Term
  Treasury Fund                                    241,510         2,432
Federated U.S. Government
  Securities Fund, 2-5 Years,
  Institutional Shares                             551,549         5,995
MainStay High Yield Corporate
  Bond Fund, Class A                               530,188         3,176
PIMCO Total Return Fund,
  Institutional Class                            1,707,780        17,710
Schwab YieldPlus Fund(TM),
  Select Shares                                    268,615         2,667
                                                               ---------
                                                                  36,482
                                                               ---------
INTERNATIONAL STOCK FUNDS -- 12.7%
American Century International
  Discovery Fund, Institutional
  Class                                             27,929           329
Artisan International Fund                         266,321         5,345
Dreyfus Founders Passport Fund                      80,398           958
Janus Worldwide Fund                                97,375         5,021
Oakmark International Fund,
  Class I                                           56,100           853
Tweedy Browne Global Value Fund                    240,237         4,805
                                                               ---------
                                                                  17,311
                                                               ---------
LARGE-CAP FUNDS -- 31.8%
Accessor Value Fund, Advisor Shares                 45,454           960
Dodge & Cox Stock Fund                              26,768         2,724
Excelsior Value & Restructuring
  Fund                                             168,777         5,612
Heritage Capital Appreciation
  Fund, Class A                                     51,986         1,427
Janus Olympus Fund                                  42,312     $   1,416
Janus Twenty Fund                                    9,679           457
Longleaf Partners Fund                               5,654           135
Marsico Focus Fund                                 117,200         1,751
Oakmark Select Fund, Class I                       450,657        11,230
T. Rowe Price Value Fund                           475,627         9,560
White Oak Growth Stock Fund                        167,030         8,153
                                                               ---------
                                                                  43,425
                                                               ---------
SECTOR FUNDS -- 0.5%
Firsthand Technology Value Fund                      7,798           409
Franklin Biotechnology Discovery
  Fund, Class A                                      5,032           291
                                                               ---------
                                                                     700
                                                               ---------
SMALL-CAP / MID-CAP FUNDS -- 18.3%
Berger Mid Cap Value Fund+                         134,409         2,173
Kopp Emerging Growth
  Fund, Class A                                    157,987         2,180
Melody 4500 Fund L.P.+**                           189,695         1,772
Red Oak Technology Select Fund+                    151,980         2,280
Robertson Stephens Emerging
  Growth Fund, Class A                               6,437           234
Robertson Stephens Mid Cap
  Opportunities Fund                               176,667         2,030
Strong Advisor Small Cap Value
  Fund, Class A+                                   109,830         2,213
Thornburg Value Fund, Class A                       81,695         2,579
Thornburg Value Fund,
  Institutional Class                              274,626         8,708
Van Wagoner Emerging
  Growth Fund                                       10,730           176
Weitz Series Hickory Fund+                          20,699           564
                                                               ---------
                                                                 24,909
                                                               ---------
TOTAL INVESTMENT FUNDS
  (Cost $122,815)                                                123,356
                                                               ---------

SCHWAB MARKETMANAGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                  Number             Value
                                             Shares/Par (000s)       (000s)
                                             -----------------     ---------
SHORT TERM INVESTMENTS -- 9.6%
Chase Manhattan Bank NY
  Time Deposit
     4.07%*, 5/1/01                             $       129        $     129
HSBC Bank USA, Grand Cayman
  Time Deposit
     4.07%*, 5/1/01                                   3,000            3,000
Rydex U.S. Government Money
  Market Fund, 4.05%*                             4,030,398            4,031
Wachovia Bank NA
  Time Deposit
     4.07%*, 5/1/01                                   3,000            3,000
Wells Fargo Bank Nassau
  Time Deposit
     4.07%*, 5/1/01                                   3,000            3,000
                                                                   ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $13,160)                                                      13,160
                                                                   ---------
TOTAL INVESTMENTS -- 100.0%
  (Cost $135,975)                                                    136,516
                                                                   ---------

OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                                           710
  Liabilities                                                           (717)
                                                                   ---------
                                                                          (7)
                                                                   ---------

TOTAL NET ASSETS -- 100.0%                                         $ 136,509
                                                                   =========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                    Number       Value
                                                  of Shares      (000s)
                                                -------------  ----------
INVESTMENT FUNDS -- 95.5%
SECTOR FUNDS -- 2.7%
Dresdner RCM Global Health
  Care Fund                                        164,183     $   3,397
Franklin Biotechnology Discovery
  Fund, Class A                                      4,951           286
                                                               ---------
                                                                   3,683
                                                               ---------
SMALL-CAP / MID-CAP FUNDS -- 92.8%
AIM Mid Cap Equity Fund,
  Class A                                          337,072         8,403
Alleghany/Chicago Small Cap
  Value Fund+                                       87,032         1,011
Alleghany/Veredus Aggressive
  Growth Fund+                                     242,395         4,862
Artisan Mid Cap Fund                               363,522         9,390
Bjurman Micro Cap Growth
  Fund, Class D+                                    70,325         2,983
Bridgeway Aggressive
  Growth Fund+                                      90,495         3,883
Bridgeway Micro Cap
  Limited Fund+                                    124,944         1,095
Forward Hoover Small Cap
  Equity Fund                                      102,062         1,480
Fremont U.S. Micro-Cap Fund                         13,093           339
John Hancock Small Cap
  Value Fund, Class A                              839,650        16,600
Kopp Emerging Growth
  Fund, Class A                                    572,973         7,907
Longleaf Partners Small Cap Fund                   137,030         3,216
Melody 4500 Fund L.P.+**                           377,901         3,530
Olstein Financial Alert Fund,
  Advisor Shares+                                  504,918         7,983
Pin Oak Aggressive Stock Fund                       19,886           671
Robertson Stephens Diversified
  Growth Fund, Class A+                            357,260         7,724
Royce Opportunity Fund,
  Investment Class+                                871,664         7,496
State Street Research
  Aurora Fund, Class A                             400,920        12,529
Strong Advisor Small Cap Value
  Fund, Class A+                                   388,804         7,834
TCW Galileo Value Opportunity
  Fund, Class I+                                   132,979         2,165

                                                Number of         Value
                                            Shares/Par (000s)    (000s)
                                            -----------------  ----------
Turner Micro Cap Growth Fund                         3,331     $     120
Turner Small Cap Growth Fund                         6,340           133
Van Wagoner Emerging
  Growth Fund                                       24,148           395
Van Wagoner Micro Cap Fund                          85,281         1,251
Wasatch Core Growth Fund+                           92,079         3,051
Wasatch Small Cap Value Fund+                    1,646,797         6,143
Weitz Series Hickory Fund+                          12,055           328
Westport Small Cap Fund,
  Institutional Class+                             149,892         2,805
                                                               ---------
                                                                 125,327
                                                               ---------
TOTAL INVESTMENT FUNDS
  (Cost $126,735)                                                129,010
                                                               ---------
SHORT TERM INVESTMENTS -- 3.9%
HSBC Bank USA, Grand Cayman
  Time Deposit
     4.07%*, 5/1/01                             $    1,095         1,095
Rydex U.S. Government Money
  Market Fund,
  Advisor Shares, 3.54%*                         4,198,273         4,198
                                                               ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,293)                                                    5,293
                                                               ---------
TOTAL INVESTMENTS -- 99.4%
  (Cost $132,028)                                                134,303
                                                               ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.6%
  Other assets                                                     2,473
  Liabilities                                                     (1,712)
                                                               ---------
                                                                     761
                                                               ---------
TOTAL NET ASSETS -- 100.0%                                     $ 135,064
                                                               =========


See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                    Number       Value
                                                  of Shares      (000s)
                                                -------------  ----------
INVESTMENT FUNDS -- 99.1%
ASIAN FUNDS -- 1.6%
Liberty Newport Tiger Fund,
  Class A+                                         197,407     $   2,096
Scudder Japan Fund                                 200,525         1,881
                                                               ---------
                                                                   3,977
                                                               ---------
EUROPEAN FUNDS -- 3.5%
AIM European Development
  Fund, Class A+                                   466,870         8,884
                                                               ---------
INTERNATIONAL STOCK FUNDS -- 94.0%
American Century International
  Discovery Fund, Institutional
  Class                                          3,329,115        39,250
American Century International
  Growth Fund, Institutional Class                 203,145         1,928
Artisan International Fund                       2,982,797        59,865
Deutsche International Select
  Equity Fund, Institutional Class+                418,212         7,327
Dreyfus Founders Passport Fund                     267,085         3,184
First Eagle SoGen Overseas Fund                     53,535           645
GMO Emerging Country Debt
  Fund, Class III+                                 816,824         7,204
Janus Overseas Fund                                 50,690         1,218
Janus Worldwide Fund                               505,078        26,042
Longleaf Partners International
  Fund                                             594,769         8,059
Masters Select International Fund                  468,476         6,676
Oakmark International Fund,
  Class I                                          974,784        14,817
Pilgrim International Small
  Cap Growth Fund, Class Q                         562,699        16,065
Thornburg Global Value Fund,
  Class A                                          122,680         1,894
Tweedy Browne Global Value Fund                  2,226,934        44,539
                                                               ---------
                                                                 238,713
                                                               ---------
TOTAL INVESTMENT FUNDS
  (Cost $292,187)                                                251,574
                                                               ---------
                                                     Par         Value
                                                    (000s)       (000s)
                                                -------------  ----------

SHORT TERM INVESTMENT -- 0.8%
 HSBC Bank USA, Grand Cayman
  Time Deposit
     4.07%*, 5/1/01                             $    2,090     $   2,090
                                                               ---------
 TOTAL SHORT TERM INVESTMENT
  (Cost $2,090)                                                    2,090
                                                               ---------
 TOTAL INVESTMENTS -- 99.9%
  (Cost $294,277)                                                253,664
                                                               ---------
 OTHER ASSETS AND LIABILITIES, NET -- 0.1%
  Other assets                                                       375
  Liabilities                                                       (129)
                                                               ---------
                                                                     246
                                                               ---------
 TOTAL NET ASSETS -- 100.0%                                    $ 253,910
                                                               =========




NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2001 (Unaudited)
+  Non-income producing security.
*  Interest rate represents the yield on report date.
** See Note 3 of Notes to Financial Statements.
L.P. -- Limited Partnership.


See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
April 30, 2001 (Unaudited)


                                                                           Schwab MarketManager Portfolios(R)
                                                               --------------------------------------------------------
                                                                Growth        Balanced      Small Cap    International
                                                               ---------      ---------      ---------    -------------
ASSETS
Investments, at value (Cost: $215,845, $135,975, $132,028,
     and $294,277 respectively)                                $ 214,987      $ 136,516      $ 134,303      $ 253,664
Receivables:
     Investments sold                                              3,293            565          2,451             --
     Fund shares sold                                                134            127             14            356
     Dividends                                                        11              9             --             --
Prepaid expenses                                                      10              9              8             19
                                                               ---------      ---------      ---------      ---------
       Total assets                                              218,435        137,226        136,776        254,039
                                                               ---------      ---------      ---------      ---------
LIABILITIES
Payables:
     Investments purchased                                         3,293            565          1,536             --
     Fund shares redeemed                                            135            113            133             75
     Investment advisory and administration fees                      10              6              6             11
Accrued expenses                                                      44             33             37             43
                                                               ---------      ---------      ---------      ---------
       Total liabilities                                           3,482            717          1,712            129
                                                               ---------      ---------      ---------      ---------
Net assets applicable to outstanding shares                    $ 214,953      $ 136,509      $ 135,064      $ 253,910
                                                               =========      =========      =========      =========

NET ASSETS CONSIST OF:
Paid-in capital                                                $ 232,656      $ 139,993      $ 146,023      $ 296,306
Undistributed/(distributions in excess of)
     net investment income                                           498            894            136           (130)
Accumulated net realized loss on investments sold                (17,343)        (4,919)       (13,370)        (1,653)
Net unrealized appreciation (depreciation)
     on investments                                                 (858)           541          2,275        (40,613)
                                                               ---------      ---------      ---------      ---------

                                                               $ 214,953      $ 136,509      $ 135,064      $ 253,910
                                                               =========      =========      =========      =========

PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited
     shares authorized)                                           19,991         12,164         13,641         20,030
Net asset value, offering and redemption price per share       $   10.75      $   11.22      $    9.90      $   12.68


See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended April 30, 2001 (Unaudited)


                                                                  Schwab MarketManager Portfolios(R)
                                                          --------------------------------------------------
                                                           Growth       Balanced      Small Cap   International
                                                          --------      --------      --------    -------------
Investment income:
     Dividends                                            $  6,946      $  4,254      $  5,911      $ 13,602
     Interest                                                  187            87           131           299
                                                          --------      --------      --------      --------
       Total investment income                               7,133         4,341         6,042        13,901
                                                          --------      --------      --------      --------
Expenses:
     Investment advisory and administration fees               596           379           376           703
     Transfer agency and shareholder service fees              276           176           174           326
     Custodian fees                                             15            12            19            14
     Portfolio accounting fees                                  15            10             9            18
     Registration fees                                          23            15            10            40
     Professional fees                                          17            17            18            18
     Shareholder reports                                        27            10            24            24
     Trustees' fees                                              3             3             3             3
     Other expenses                                              3             2             3             4
                                                          --------      --------      --------      --------
                                                               975           624           636         1,150
Less: expenses reduced (see Note 5)                           (425)         (273)         (289)         (499)
                                                          --------      --------      --------      --------
     Net expenses incurred by fund                             550           351           347           651
                                                          --------      --------      --------      --------
Net investment income                                        6,583         3,990         5,695        13,250
                                                          --------      --------      --------      --------
Net realized gain (loss) on investments:
     Net realized loss on investments sold                 (22,605)       (6,516)      (13,615)      (17,674)
     Net realized gain received from underlying funds        7,426         3,227         3,469        16,314
                                                          --------      --------      --------      --------
       Net realized loss on investments                    (15,179)       (3,289)      (10,146)       (1,360)
                                                          --------      --------      --------      --------
Net unrealized depreciation on investments                 (15,725)       (7,742)      (10,572)      (37,456)
                                                          --------      --------      --------      --------
Net loss on investments                                    (30,904)      (11,031)      (20,718)      (38,816)
                                                          --------      --------      --------      --------
Decrease in net assets resulting from operations          $(24,321)     $ (7,041)     $(15,023)     $(25,566)
                                                          ========      ========      ========      ========


See accompany Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                    Schwab MarketManager Portfolios(R)
                                                      --------------------------------------------------------------
                                                                Growth                             Balanced
                                                      ---------------------------        ----------------------------
                                                      Six months                         Six months
                                                        ended              Year             ended             Year
                                                       04/30/01            ended           04/30/01           ended
                                                     (Unaudited)         10/31/00        (Unaudited)        10/31/00
                                                      ---------         ---------         ---------         ---------
Operations:
     Net investment income                            $   6,583         $   5,516         $   3,990         $   4,687
     Net realized gain (loss) on investments            (22,605)           18,987            (6,516)            9,178
     Net realized gain received from
     underlying funds                                     7,426             3,943             3,227             1,914
     Net unrealized appreciation
     (depreciation) on investments                      (15,725)           (7,276)           (7,742)           (1,307)
                                                      ---------         ---------         ---------         ---------
     Increase (decrease) in net assets
     resulting from operations                          (24,321)           21,170            (7,041)           14,472
                                                      ---------         ---------         ---------         ---------

Dividends and distributions:
     Dividends to shareholders from net
     investment income                                   (8,125)           (4,282)           (5,928)           (3,255)
     Dividends in excess of
     net investment income                                   --                --                --                --
     Distributions to shareholders from
     net capital gains                                  (24,815)          (23,031)          (12,580)          (11,788)
                                                      ---------         ---------         ---------         ---------
     Total dividends and distributions
     to shareholders                                    (32,940)          (27,313)          (18,508)          (15,043)
                                                      ---------         ---------         ---------         ---------
Capital share transactions:
     Proceeds from shares sold                           24,880           120,360            10,162            50,033
     Net asset value of shares issued in
     reinvestment of dividends                           32,204            26,775            17,661            14,451
     Early withdrawal fees (see Note 8)                      --                --                --                --
     Payments for shares redeemed                       (32,648)          (73,816)          (18,379)          (33,080)
                                                      ---------         ---------         ---------         ---------
     Increase in net assets from capital
     share transactions                                  24,436            73,319             9,444            31,404
                                                      ---------         ---------         ---------         ---------
Total increase (decrease) in net assets                 (32,825)           67,176           (16,105)           30,833

Net assets:
     Beginning of period                                247,778           180,602           152,614           121,781
                                                      ---------         ---------         ---------         ---------
     End of period (including undistributed
     net investment income (loss) of
     $498, $2,040, $894, $2,832, $136, $1,595,
     $(130), $356, respectively)                      $ 214,953         $ 247,778         $ 136,509         $ 152,614
                                                      =========         =========         =========         =========
Number of fund shares:
     Sold                                                 2,135             8,223               873             3,633
     Reinvested                                           2,873             1,830             1,544             1,059
     Redeemed                                            (2,857)           (5,062)           (1,607)           (2,401)
                                                      ---------         ---------         ---------         ---------
     Net increase in shares outstanding                   2,151             4,991               810             2,291
Shares outstanding:
     Beginning of period                                 17,840            12,849            11,354             9,063
                                                      ---------         ---------         ---------         ---------
     End of period                                       19,991            17,840            12,164            11,354
                                                      =========         =========         =========         =========

                                                                   Schwab MarketManager Portfolios(R)
                                                     ----------------------------------------------------------------
                                                                Small Cap                        International
                                                     ----------------------------        ----------------------------
                                                     Six months                          Six months
                                                        ended             Year             ended              Year
                                                       04/30/01          ended            04/30/01            ended
                                                     (Unaudited)        10/31/00         (Unaudited)        10/31/00
                                                      ---------         ---------         ---------         ---------
Operations:
     Net investment income                            $   5,695         $   4,600         $  13,250         $   4,361
     Net realized gain (loss) on investments            (13,615)            8,847           (17,674)            9,316
     Net realized gain received from
     underlying funds                                      3,469            2,975            16,314             4,569
     Net unrealized appreciation
     (depreciation) on investments                      (10,572)              124           (37,456)          (20,879)
                                                      ---------         ---------         ---------         ---------
     Increase (decrease) in net assets
     resulting from operations                          (15,023)           16,546           (25,566)           (2,633)
                                                      ---------         ---------         ---------         ---------

Dividends and distributions:
     Dividends to shareholders from net
     investment income                                   (7,154)           (4,600)          (13,250)           (3,862)
     Dividends in excess of
     net investment income                                   --              (550)             (486)               --
     Distributions to shareholders from
     net capital gains                                   (9,290)               --           (14,079)          (14,371)
                                                      ---------         ---------         ---------         ---------
     Total dividends and distributions
     to shareholders                                    (16,444)           (5,150)          (27,815)          (18,233)
                                                      ---------         ---------         ---------         ---------
Capital share transactions:
     Proceeds from shares sold                            7,542            68,745            40,705           271,197
     Net asset value of shares issued in
     reinvestment of dividends                           15,538             4,884            26,528            17,401
     Early withdrawal fees (see Note 8)                      --                --               102               156
     Payments for shares redeemed                       (18,149)          (46,423)          (37,975)          (93,761)
                                                      ---------         ---------         ---------         ---------
     Increase in net assets from capital
     share transactions                                   4,931            27,206            29,360           194,993
                                                      ---------         ---------         ---------         ---------
Total increase (decrease) in net assets                 (26,536)           38,602           (24,021)          174,127

Net assets:
     Beginning of period                                161,600           122,998           277,931           103,804
                                                      ---------         ---------         ---------         ---------
     End of period (including undistributed
     net investment income (loss) of
     $498, $2,040, $894, $2,832, $136, $1,595,
     $(130), $356, respectively)                      $ 135,064         $ 161,600         $ 253,910         $ 277,931
                                                      =========         =========         =========         =========
Number of fund shares:
     Sold                                                   737             5,280             2,972            15,325
     Reinvested                                           1,520               387             1,978               995
     Redeemed                                            (1,791)           (3,636)           (2,822)           (5,415)
                                                      ---------         ---------         ---------         ---------
     Net increase in shares outstanding                     466             2,031             2,128            10,905
Shares outstanding:
     Beginning of period                                 13,175            11,144            17,902             6,997
                                                      ---------         ---------         ---------         ---------
     End of period                                       13,641            13,175            20,030            17,902
                                                      =========         =========         =========         =========


    See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETMANAGER                                          11/1/00 -      11/1/99 -      11/1/98 -     11/1/97 -    11/18/96 1 -
GROWTH PORTFOLIO                                              4/30/01       10/31/00       10/31/99      10/31/98      10/31/97
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                          13.89          14.06          11.43         11.60         10.00
                                                               --------------------------------------------------------------------
Income from investment operations:
        Net investment income                                    0.37           0.38           0.16          0.32          0.08
        Net realized and unrealized gains or losses             (1.65)          1.55           2.91          0.11          1.66
                                                               --------------------------------------------------------------------
        Total income or loss from investment operations         (1.28)          1.93           3.07          0.43          1.74
Less distributions:
        Dividends from net investment income                    (0.46)         (0.33)         (0.16)        (0.29)        (0.14)
        Dividends in excess of net investment income               --             --          (0.05)           --            --
        Distributions from net realized gains                   (1.40)         (1.77)         (0.23)        (0.31)           --
                                                               --------------------------------------------------------------------
        Total distributions                                     (1.86)         (2.10)         (0.44)        (0.60)        (0.14)
                                                               --------------------------------------------------------------------
Net asset value at end of period                                10.75          13.89          14.06         11.43         11.60
                                                               ====================================================================
Total return (%)                                                (9.81) 2       12.98          27.38          3.87         17.60 2

RATIOS/SUPPLEMENTAL  DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
    average net assets 5                                         0.50 3         0.50 4         0.50          0.50          0.50 3
Expense reductions reflected in above ratio                      0.38 3         0.38           0.43          0.67          0.77 3
Ratio of net investment income to
    average net assets                                           5.96 3         2.34           1.23          2.66          2.07 3
Portfolio turnover rate                                            69            179            284           384           192
Net assets, end of period ($ x 1,000,000)                         215            248            181           152           124


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.



See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETMANAGER                                       11/1/00 -      11/1/99 -      11/1/98 -     11/1/97 -     11/18/96 1 -
BALANCED PORTFOLIO                                         4/30/01       10/31/00       10/31/99      10/31/98       10/31/97
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                       13.44          13.44          11.36         11.38         10.00
                                                            -----------------------------------------------------------------------
Income from investment operations:
        Net investment income                                 0.34           0.45           0.27          0.36          0.17
        Net realized and unrealized gains or losses          (0.93)          1.18           2.11          0.18          1.34
                                                            -----------------------------------------------------------------------
Total income or loss from investment operations              (0.59)          1.63           2.38          0.54          1.51

Less distributions:
        Dividends from net investment income                 (0.52)         (0.35)         (0.28)        (0.34)        (0.13)
        Dividends in excess of net investment income            --             --          (0.02)           --            --
        Distributions from net realized gains                (1.11)         (1.28)            --         (0.22)           --
                                                            -----------------------------------------------------------------------
        Total distributions                                  (1.63)         (1.63)         (0.30)        (0.56)        (0.13)
                                                            -----------------------------------------------------------------------
Net asset value at end of period                             11.22          13.44          13.44         11.36         11.38
                                                            =======================================================================
Total return (%)                                             (4.60) 2       12.00          21.28          4.89         15.27 2

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
    average net assets 5                                      0.50 3         0.50 4         0.50          0.50          0.50 3
Expense reductions reflected in above ratio                   0.39 3         0.39           0.45          0.69          0.95 3
Ratio of net investment income to
    average net assets                                        5.68 3         3.18           2.20          3.21          3.03 3
Portfolio turnover rate                                         37            114            244           353           171
Net assets, end of period ($ x 1,000,000)                      137            153            122            93            61


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETMANAGER                                          11/1/00 -      11/1/99 -      11/1/98 -     11/1/97 -     9/16/97 1 -
SMALL CAP PORTFOLIO                                           4/30/01       10/31/00       10/31/99      10/31/98      10/31/97
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                          12.27          11.04           8.51          9.93         10.00
                                                                -------------------------------------------------------------------
Income from investment operations:
        Net investment income                                    0.44           0.39           0.24          0.21          0.02
        Net realized and unrealized gains or losses             (1.54)          1.30           2.34         (1.36)        (0.09)
                                                                -------------------------------------------------------------------
        Total income or loss from investment operations         (1.10)          1.69           2.58         (1.15)        (0.07)
Less distributions:
        Dividends from net investment income                    (0.55)         (0.39)         (0.05)        (0.21)           --
        Dividends in excess of net investment income               --          (0.07)            --         (0.03)           --
        Distributions from net realized gains                   (0.72)            --             --         (0.03)           --
                                                                -------------------------------------------------------------------
        Total distributions                                     (1.27)         (0.46)         (0.05)        (0.27)           --
                                                                -------------------------------------------------------------------
Net asset value at end of period                                 9.90          12.27          11.04          8.51          9.93
                                                                ===================================================================
Total return (%)                                                (9.27) 2       15.17          30.38        (11.84)        (0.70) 2

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
    average net assets 5                                         0.50 3         0.50 4         0.50          0.50          0.50 3
Expense reductions reflected in above ratio                      0.41 3         0.41           0.51          0.69          0.75 3
Ratio of net investment income to
    average net assets                                           8.16 3         2.86           2.23          2.65          1.29 3
Portfolio turnover rate                                           102            128            145           166            10
Net assets, end of period ($ x 1,000,000)                         135            162            123           129           207


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETMANAGER                                       11/1/00 -    11/1/99 -   11/1/98 -   11/1/97 -   11/1/96 -   10/16/96 1 -
INTERNATIONAL PORTFOLIO                                    4/30/01     10/31/00    10/31/99    10/31/98    10/31/97     10/31/96
PER-SHARE DATA ($)
===============================================================================================================================
Net asset value at beginning of period                       15.53       14.84       10.58       10.86        9.91        10.00
                                                           --------------------------------------------------------------------
Income from investment operations:
    Net investment income                                     0.74        0.53        0.11        0.34        0.17           --
    Net realized and unrealized gains or losses              (2.03)       2.49        4.28        0.02        0.95        (0.09)
                                                           --------------------------------------------------------------------
    Total income or loss from investment operations          (1.29)       3.02        4.39        0.36        1.12        (0.09)
Less distributions:
    Dividends from net investment income                     (0.74)      (0.49)      (0.11)      (0.33)      (0.17)          --
    Dividends in excess of net investment income             (0.03)         --       (0.02)      (0.01)         --           --
    Distributions from net realized gains                    (0.79)      (1.84)         --       (0.30)         --           --
                                                           --------------------------------------------------------------------
    Total distributions                                      (1.56)      (2.33)      (0.13)      (0.64)      (0.17)          --
                                                           --------------------------------------------------------------------
Net asset value at end of period                             12.68       15.53       14.84       10.58       10.86         9.91
                                                           ====================================================================
Total return (%)                                             (8.91) 2    18.61       41.92        3.55       11.47        (0.90) 2

RATIOS/SUPPLEMENTAL DATA (%)
===============================================================================================================================
Ratio of net operating expenses to
 average net assets 5                                         0.50 3      0.50 4      0.50        0.50        0.50         0.50 3
Expense reductions reflected in above ratio                   0.38 3      0.39        0.47        0.70        0.80         2.91 3
Ratio of net investment income to
 average net assets                                          10.16 3      1.94        0.94        2.96        1.40         0.52 3
Portfolio turnover rate                                         25          80         249         236         179           --
Net assets, end of period ($ x 1,000,000)                      254         278         104          74          81           59



1    Commencement of operations.
2    Not annualized.
3    Annualized.
4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.
5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
     The income received by the portfolio from underlying funds is reduced by those expenses.

See accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the six months ended April 30, 2001 (Unaudited) (All currency amounts are in thousands unless otherwise noted.)


1. DESCRIPTION OF THE FUNDS

The Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio and Schwab MarketManager International Portfolio (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Total Stock Market Index Fund(R), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund(R), Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, Institutional Select Small-Cap Value Index Fund, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund and Technology Focus Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America . The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. The funds' investments in securities traded on an exchange or in the over-the-counter market value are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Other investments, including limited partnerships, for which no quotations are readily available, are valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, (including accretion of discounts) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Expenses -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at April 30, 2001 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at April 30, 2001 for the funds is as follows:

                                                                               Net Unrealized
                                                             Federal            Appreciation        Appreciated         Depreciated
     Portfolio                                               Tax Cost          (Depreciation)        Securities          Securities
     ---------                                               --------            --------             --------            --------
     Schwab MarketManager Growth Portfolio                   $216,579            $ (1,592)            $ 15,420            $(17,012)
     Schwab MarketManager Balanced Portfolio                  136,529                 (13)               7,911              (7,924)
     Schwab MarketManager Small Cap Portfolio                 132,221               2,082                9,123              (7,041)
     Schwab MarketManager International Portfolio             295,823             (42,159)               2,210             (44,369)

Reclassifications -- Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the six months ended April 30, 2001, there were no such reclassifications.

Accounting standards issued but not yet adopted -- A revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after December 15, 2000. Each fund expects that the impact of the adoption of these principles will not be material to the financial statements.

3. TRANSACTIONS WITH LIMITED PARTNERSHIPS

As of April 30, 2001, the MarketManager Growth Portfolio, the MarketManager Balanced Portfolio and the MarketManager Small Cap Portfolio owned 29.0%, 23.7%, and 47.2% limited partnership ownership interests, respectively, in the Melody 4500 Fund, L.P. ("Melody"). Melody invests in publicly traded securities of small-to-medium capitalization issuers located in the United States and will attempt to equal or exceed the total return performance of the Wilshire 4500 Index over a market cycle of five years. As stated in the partnership agreement, under normal market conditions, each fund can generally redeem up to 50% of its interest upon three business days notice to the general partner, and the remainder of the capital account as of the last business day of any calendar month on at least 30 days prior notice to the general partner.

4. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets, and 0.49% of such net assets over $500 million. The investment adviser has reduced a portion of its fee for the six months ended April 30, 2001 (see Note 5).

Transfer agency and shareholder service agreements -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services. Schwab has waived all of its transfer agency and shareholder service fees for the six months ended April 30, 2001 (see Note 5).

Officers and trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended April 30, 2001, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $12 related to the trust's unaffiliated trustees.

Other affiliated parties and transactions -- Pursuant to an Exemptive Order issued by the SEC, the funds may invest in other SchwabFunds(R). As of April 30, 2001 the Schwab MarketManager Growth Portfolio and the Schwab MarketManager Balanced Portfolio owned 2.2% and 0.7%, respectively of the Schwab YieldPlus Fund(TM).

5. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that through at least February 28, 2002, each fund's total operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. Schwab has agreed to waive its transfer agency and shareholder service fees through at least December 31, 2001. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses.

For the six months ended April 30, 2001, the total of such fees and expenses reduced by the investment adviser was $149, $97, $115, and $173 for the Schwab MarketManager Growth, Schwab MarketManager Balanced, Schwab MarketManager Small Cap and Schwab MarketManager International Portfolios, respectively, and the total of such fees reduced by Schwab was $276, $176, $174, and $326 for the Schwab MarketManager Growth, Schwab MarketManager Balanced, Schwab MarketManager Small Cap, and Schwab MarketManager International Portfolios, respectively.

6.  BORROWING AGREEMENTS

The funds may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

7.  INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. Government securities, for the six months ended April 30, 2001, were as follows:

                                                                     Proceeds of
                                                                      Sales and
     Portfolio                                         Purchases      Maturities
     ---------                                         ---------      ----------
     Schwab MarketManager Growth Portfolio             $146,749        $142,347
     Schwab MarketManager Balanced Portfolio             51,119          62,478
     Schwab MarketManager Small Cap Portfolio           137,142         138,222
     Schwab MarketManager International Portfolio       102,258          64,234

NOTES TO  FINANCIAL STATEMENTS (concluded)


8.  EARLY WITHDRAWAL FEES

The early withdrawal fees are retained by the fund and are treated as a contribution to capital.

                                         Early withdrawal fees on    Early withdrawal
     Portfolio                              redemption proceeds*    fees as of 4/30/01
     ---------                              --------------------    ------------------
     Schwab MarketManager International
     Portfolio                                     1.50%                   $102

*Attributable to shares purchased and held less than 180 days.

GLOSSARY



ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio. The P/B for the MarketManager Portfolios(R) is the average weighted P/B of its underlying mutual funds, according to the Morningstar calculation.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio. The P/E for the Market-Manager Portfolios is the average weighted P/E of its underlying mutual funds, according to the Morningstar calculation.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK  A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds(R).

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922.

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.



THE SCHWABFUNDS(R) FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab MarketManager Portfolios(R)
     Small Cap Portfolio
     International Portfolio
ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios
     Growth Portfolio
     Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).



1.   Shares of Sweep Investments(TM) may not be purchased over the Internet.


2. Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLESSCHWAB LOGO]



INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120 - 7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13563-03 (6/01)